       As filed with the Securities and Exchange Commission on December 29, 2000

                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                        Pre-Effective Amendment No. __                       [_]
                        Post-Effective Amendment No. 71                      [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]


                               Amendment No. 73                              [X]

                               ________________

                              THE RBB FUND, INC.


              (Exact Name of Registrant as Specified in Charter)
                        Bellevue Park Corporate Center
                        400 Bellevue Parkway, Suite 100
                             Wilmington, DE 19809
                   (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (302) 792-2555

                                                  Copies to:
GARY M. GARDNER, ESQUIRE                          MICHAEL P. MALLOY, ESQUIRE
PFPC, Inc.                                        Drinker Biddle & Reath LLP
400 Bellevue Parkway                              One Logan Square
Wilmington, DE 19809                              18/th/ & Cherry Streets
(Name and Address of Agent for Service)           Philadelphia, PA 19103-6996

     It is proposed that this filing will become effective (check appropriate box)

          [_] immediately upon filing pursuant to paragraph (b)
          [X] on December 31, 2000 pursuant to paragraph (b)
          [_] 60 days after filing pursuant to paragraph (a)(1)
          [_] on ________________ pursuant to paragraph (a)(1)
          [_] 75 days after filing pursuant to paragraph (a)(2)
          [_] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

          [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

             Title of Securities Registered......Shares of Common Stock
                             n/i numeric investors
                                family of funds

                     n/i numeric investors Micro Cap Fund

                       n/i numeric investors Growth Fund

                      n/i numeric investors Mid Cap Fund

                  n/i numeric investors Small Cap Value Fund

                 --------------------------------------------

                     advised by Numeric Investors L.P.(R)

                 --------------------------------------------

  The securities described in this prospectus have been registered with the Securities and Exchange Commission (SEC). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

                                                                     Prospectus

                                                          December 31, 2000

                               TABLE OF CONTENTS


             INTRODUCTION TO RISK/RETURN SUMMARY
               Who Should Invest............................................   1
               Numeric's Investment Style...................................   1

             DESCRIPTIONS OF THE FUNDS

A look at the goals, strategies, risks, expenses and financial history of each Fund.

               n/i numeric investors Micro Cap Fund.........................   3
               n/i numeric investors Growth Fund............................   4
               n/i numeric investors Mid Cap Fund...........................   6
               n/i numeric investors Small Cap Value Fund...................   8
               Additional Information on Fund Investments...................  10

             MANAGEMENT

               Investment Adviser..........................................  10
               Service Provider Chart......................................  11

Details on the management and operations of the Funds.

             SHAREHOLDER INFORMATION

               Pricing of Fund Shares.......................................  12
               Purchase of Fund Shares......................................  12
               Redemption of Fund Shares....................................  14
               Exchange Privilege...........................................  16
               Dividends and Distributions..................................  17
               Taxes........................................................  17

Policies and instructions for opening, maintaining and closing an account in any of the Funds.

             FINANCIAL HIGHLIGHTS...........................................  19

             FOR MORE INFORMATION................................ See Back Cover

INTRODUCTION TO RISK/RETURN SUMMARY

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the n/i numeric investors family of funds of The RBB Fund, Inc. (the "Company").

The four classes of common stock of the Company represent interests in the n/i numeric investors Micro Cap Fund, n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund and n/i numeric investors Small Cap Value Fund (each a "Fund," collectively the "Funds"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the n/i numeric investors family of funds of the Company.

This Prospectus has been organized so that each Fund has its own short section with important facts about that particular Fund. After you read this introduction and the short sections about Fund strategies and risks, read the sections about Purchase and Redemption of Fund Shares, which apply to all the Funds offered by this Prospectus.

Who Should Invest?

Long-Term Investors Seeking Capital Appreciation. The Funds are intended for investors who are seeking long-term capital appreciation, and who do not need to earn current income from their investment in the Funds. Because of the risks associated with common stock investments, the Funds are intended to be a long-term investment vehicle and are not designed to provide investors with a means of speculating on short-term stock market movements. The Funds should not be considered a complete investment program. Most investors should maintain diversified holdings of securities with different risk characteristics--including common stocks, bonds and money market instruments. Investors may also wish to complement an investment in the Funds with other types of common stock investments.

General Considerations for Taxable Investors. High portfolio turnover (100% or more) can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways. First, short-term capital gains, which are a by-product of high turnover investment strategies, are currently taxed at rates comparable to ordinary income rates. Ordinary income tax rates are higher than long-term capital gain tax rates for middle and upper income taxpayers. Second, the frequent realization of gains, which causes taxes to be paid frequently, is less advantageous than infrequent realization of gains. Infrequent realization of gains allows the payment of taxes to be deferred to later years, allowing more of the gains to compound before taxes are paid. Numeric Investors L.P.(R) advises all of its investors to consider their ability to allocate tax-deferred assets (such as IRAs and other retirement plans) to active strategies, and taxable assets to lower turnover passive strategies, when considering their investment options.

Numeric's Investment Style

Quantitative Approach. To meet each Fund's investment objective, Numeric Investors L.P.(R) ("Numeric"), the Funds' investment adviser, uses quantitative investment techniques. These quantitative techniques rely on two proprietary computer models developed by Numeric to aid in the stock selection process. Currently, Numeric classifies their models into two types:

 . the Value Stock Model--This model attempts to find companies for purchase or sale whose stocks are determined to be mispriced relative to their projected earnings, growth and quality. In searching for stocks with market valuations lower than the average market valuation of stocks, this model considers, among other characteristics, price to earnings ratios and price to book ratios. The Value Stock Model is the primary model used in the management of the n/i numeric investors Small Cap Value Fund. This model is given equal consideration in the management of the n/i numeric investors Mid Cap Fund along with the Growth Stock Model (described below).

 . the Growth Stock Model or Estrend(TM) Model--This model attempts to find companies for purchase or sale whose earnings are improving more rapidly than the earnings of the average company. It also measures recent changes in Wall Street analysts' earnings forecasts for each company, selecting for purchase companies judged likely to experience upward revisions in earnings estimates, and for sale companies thought likely to suffer downward revisions. The Growth Stock

 Model is the primary model used in the management of the n/i numeric investors Micro Cap and n/i numeric investors Growth Funds. This model is given equal consideration in the management of the n/i numeric investors Mid Cap Fund along with the Value Stock Model (described above).

The Value Stock Model and Growth Stock Model are intentionally complementary to each other. The insights they provide about each stock are from different perspectives and each model tends to be more effective during periods when the other is less effective. Combined, they are more likely to generate more consistent excess returns. Numeric's models incorporate dozens of characteristics for the more than 2,000 companies analyzed, rapidly incorporating new market information during each trading day. The Funds' portfolio managers closely monitor this flow of information to identify the most immediate investment opportunities.

Capital Limitation. Numeric pursues an unusual business strategy for an investment manager in that it strictly limits the amount of capital that it accepts into a Fund. It is Numeric's belief that as a pool of assets in any one strategy grows larger, the transaction costs associated with buying and selling securities for the strategy correspondingly increase. Numeric believes that too large a pool of capital in any one strategy will inevitably reduce its ability to achieve investment results that meet its objectives.

As a result, each of the Funds will close to further investment when increasing transaction costs begin to diminish the Fund's performance. Currently, the n/i numeric investors Micro Cap Fund is closed to new investors. Shares of the n/i numeric investors Micro Cap Fund are offered only to existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows: (i) persons who already hold shares of this Fund directly or through accounts maintained by brokers by arrangement with the Company, (ii) existing and future clients of financial advisors and planners whose clients already hold shares of this Fund, and (iii) employees of Numeric and their spouses and children. Other persons who are shareholders of other n/i numeric investors Funds are not permitted to acquire shares of this Fund by exchange. Distributions to all shareholders of the Fund will continue to be reinvested unless a shareholder has elected otherwise.

Numeric reserves the right to reopen the Fund to new investments at any time or to further restrict sales of its shares.

Numeric intends to close the n/i numeric investors Growth Fund to new investors when total assets reach $125 million, and intends to close the n/i numeric investors Mid Cap and n/i numeric investors Small Cap Value Funds at $200 million in total assets.

DESCRIPTIONS OF THE FUNDS

n/i numeric investors Micro Cap Fund
Ticker Symbol: NIMCX

Investment Goal

The Fund's investment goal is to provide long-term capital appreciation.

Primary Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in common stock of companies with a market capitalization of $600 million or less, although the Fund may invest in companies with higher market capitalization. Numeric determines its stock selection decisions for this Fund primarily on the basis of its Growth Stock Model. Considered, but of significantly less importance, is the Value Stock Model.

The Fund may use futures to reduce risk to the Fund as a whole (hedge); they may also be used to maintain liquidity, commit cash pending investment or increase returns.

As noted above, the Fund is currently closed to new investors.

Key Risks

 . Common stocks may decline over short or even extended periods of time.
  Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

 . The net asset value of the Fund will change with changes in the market value of its portfolio positions.

 . Investments in micro-cap companies involve greater risk than is customarily associated with larger more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.

 . The securities of smaller-sized companies may be subject to more abrupt or erratic market movements than securities of larger more established companies.

 . The Fund's micro-cap securities may underperform small-cap, mid-cap or large-cap securities, or the equity markets as a whole when they are out of favor.

 . The Fund's use of futures may reduce returns and/or increase volatility.
  Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

Portfolio Turnover--The more often stocks are traded, the more the Fund will be charged brokerage commissions and other transaction costs that lower performance. In addition to higher transaction costs, high portfolio turnover, such as that experienced by the Fund, could result in the realization of taxable capital gains. Because the Fund has higher than average portfolio turnover and resultant transaction costs, the Fund is better suited for tax-deferred type accounts because of the potential for taxable capital gains.

Risk/Return Information

The chart and table below give you a picture of the variability of the Fund's long-term performance. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart and table below both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

Annual Total Returns
As of December 31


  1996          1997            1998            1999
  ----          ----            ----            ----
 16.85%        30.86%          16.27%          34.46%

Year to date total return for the nine months ended September 30, 2000: 19.82%

Best Quarter:   28.66%   (quarter ended
                         December 31,
                         1998)
Worst Quarter:  (17.81)% (quarter ended
                         September 30,
                         1998)

Average Annual Total Returns--Comparison

As of December 31, 1999

                                                          1 Year  Since Inception
                                                          ------  ---------------
n/i numeric investors
 Micro Cap Fund*......................................... 34.46%       27.56%
Russell 2000 Growth
 Index**................................................. 42.89%       12.37%

--------
 *Commenced operations on June 3, 1996.

**The Russell 2000 Growth Index contains stocks from the Russell 2000 with greater-than-average growth orientation. Companies in this index generally have higher price to book and price to earnings ratios. The Russell 2000 is an index of stocks 1,001 through 3,000 in the Russell 3000 Index as ranked by total market capitalization. This index is segmented into growth and value categories.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended (August 31, 2000) restated to reflect the reduction of fee waivers.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management fees.........................................................  0.75%
Rule 12b-1 fees.........................................................  None
Other expenses..........................................................  0.53%
                                                                         -----
Total annual Fund operating expenses....................................  1.28%
Fee waivers*............................................................ (0.03)%
                                                                         -----
Net expenses............................................................  1.25%
                                                                         =====

--------


* Numeric has agreed that until December 31, 2001, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.25%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

        1 Year 3 Years 5 Years 10 Years
        ------ ------- ------- --------
         $127   $403    $699    $1,543

n/i numeric investors Growth Fund
Ticker Symbol: NISGX

Investment Goal

The Fund's investment goal is to provide long-term capital appreciation.

Primary Investment Strategies

Under normal circumstances, the Fund invests in common stock of companies with smaller ($2.0 billion or less) market capitalization or companies with substantial equity capital and higher than average earnings growth rates. Numeric determines its stock selection decisions for this Fund primarily on the basis of its Growth Stock Model. Considered, but of significantly less importance, is the Value Stock Model.

The Fund may use futures to reduce risk to the Fund as a whole (hedge); they may also be used to maintain liquidity, commit cash pending investment or increase returns.

Key Risks

 . Common stocks may decline over short or even extended periods of time.
  Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

 . The net asset value of the Fund will change with changes in the market value of its portfolio positions.

 . Investments in smaller-cap companies involve greater risk than is customarily associated with larger more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.

 . The securities of smaller-sized companies may be subject to more abrupt or erratic market movements than securities of larger more established companies.

 . The Fund's securities may underperform other securities, or the equity markets as a whole when they are out of favor.

 . The Fund's use of futures may reduce returns and/or increase volatility.
  Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

Portfolio Turnover--The more often stocks are traded, the more the Fund will be charged brokerage commissions and other transaction costs that lower performance. In addition to higher transaction costs, high portfolio turnover, such as that experienced by the Fund, could result in the realization of taxable capital gains. Because the Fund has higher than average portfolio turnover and resultant transaction costs, the Fund is better suited for tax-deferred type accounts because of the potential for taxable capital gains.

Risk/Return Information

The chart and table below give you a picture of the variability of the Fund's long-term performance. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart and table below both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

Annual Total Returns
As of December 31


  1996          1997            1998            1999
  ----          ----            ----            ----
 10.42%        15.61%           2.22%          49.47%

Year to date total return for the nine months ended September 30, 2000:
17.52%

Best Quarter:   31.08%   (quarter ended
                         December 31,
                         1999)
Worst Quarter:  (25.96)% (quarter ended
                         September 30,
                         1998)

Average Annual Total Returns--Comparison

As of December 31, 1999

                                                          1 Year  Since Inception
                                                          ------  ---------------
n/i numeric investors
 Growth Fund*............................................ 49.47%       20.51%
Russell 2500 Growth
 Index**................................................. 55.49%       17.62%

--------
 *Commenced operations on June 3, 1996.

**The Russell 2500 is an index of stocks 501 through 3,000 in the Russell 3000
 Index, as ranked by total market capitalization. This index is segmented into growth and value categories. The Russell 2500 Growth Index contains stocks from the Russell 2500 with greater-than-average growth orientation. Companies in this index generally have higher price to book and price to earnings ratios.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended (August 31, 2000) restated to reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management fees+........................................................  1.35%
Rule 12b-1 fees.........................................................  None
Other expenses..........................................................  0.57%
                                                                         -----
Total annual Fund operating expenses....................................  1.92%
Fee waivers*............................................................ (0.07)%
                                                                         -----
Net expenses............................................................  1.85%
                                                                         =====

--------

+ Effective January 1, 2001, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. The figures shown reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements. This maximum fee may be applicable only if the Fund outperforms the Russell 2500 Growth Index by 900 basis points (9%). See "Management--Investment Adviser" for a further discussion. Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the Fund's average daily net assets.

* Numeric has agreed that until December 31, 2001, it will reimburse expenses to the extent that the Fund's other expenses exceed 0.50%.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

        1 Year 3 Years 5 Years 10 Years
        ------ ------- ------- --------
         $188   $596   $1,030   $2,238

n/i numeric investors Mid Cap Fund
Ticker Symbol: NIGVX

Investment Goal

The Fund's investment goal is to provide long-term capital appreciation.

Primary Investment Strategies

Under normal circumstances, the Fund invests in common stocks of middle and large capitalization companies where Numeric believes that earnings per share are improving more rapidly than earnings per share of the average company, as well as companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios. Numeric determines its stock selection decisions for this Fund based on both the Growth Stock Model and the Value Stock Model. The Fund anticipates that it will invest 65% of its total assets in common stock of "mid-cap" companies, which the Fund defines as the 151st to the 1,000th largest companies (excluding American Depositary Receipts) as ranked by market capitalization. The market capitalization of the 1,000th largest company is approximately $1.3 billion.

The Fund may use futures to reduce risk to the Fund as a whole (hedge); they may also be used to maintain liquidity, commit cash pending investment or increase returns.

Key Risks

 . Common stocks may decline over short or even extended periods of time.
  Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

 . The net asset value of the Fund will change with changes in the market value of its portfolio positions.

 . Investments in smaller-cap companies involve greater risk than is customarily associated with larger more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.

 . The securities of smaller-sized companies may be subject to more abrupt or erratic market movements than securities of larger more established companies.

 . The Fund's securities may underperform other securities, or the equity markets as a whole when they are out of favor.

 . The Fund's use of futures may reduce returns and/or increase volatility.
  Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

Portfolio Turnover--The more often stocks are traded, the more the Fund will be charged brokerage commissions and other transaction costs that lower performance. In addition to higher transaction costs, high portfolio turnover, such as that experienced by the Fund, could result in the realization of taxable capital gains. Because the Fund has higher than average portfolio turnover and resultant transaction costs, the Fund is better suited for tax-deferred type accounts because of the potential for taxable capital gains.

Risk/Return Information

The chart and table below give you a picture of the variability of the Fund's long-term performance. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart and table below both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

Annual Total Returns
As of December 31


  1996          1997            1998            1999
  ----          ----            ----            ----
 11.41%        33.07%          13.88%          20.70%

Year to date total return for the nine months ended September 30, 2000:
17.52%

Best Quarter:   20.51%   (quarter ended
                         December 31, 1998)
Worst Quarter:  (18.85)% (quarter ended
                         September 30, 1998)

Average Annual Total Returns--Comparison

As of December 31, 1999

                                                          1 Year Since Inception
                                                          ------ ---------------
n/i numeric investors
 Mid Cap Fund*........................................... 20.70%     22.00%
S&P MidCap 400
 Index**................................................. 14.72%     20.37%

--------
 * Commenced operations on June 3, 1996.

** A broad-based index of 400 companies with market capitalizations currently from $102 million to $9,650 million. The Standard & Poor's MidCap 400 Index is a widely accepted, unmanaged index of overall mid-cap stock market performance.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended (August 31, 2000) restated to reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management fees+........................................................  1.35%
Rule 12b-1 fees.........................................................  None
Other expenses..........................................................  0.86%
                                                                         -----
Total annual Fund operating expenses....................................  2.21%
Fee waivers*............................................................ (0.36)%
                                                                         -----
Net expenses............................................................  1.85%
                                                                         =====

--------

+ Effective January 1, 2001, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. The figures shown reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements. This maximum fee may be applicable only if the Fund outperforms the S&P MidCap 400 Index by 900 basis points (9%). See "Management--Investment Adviser" for a further discussion. Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the Fund's average daily net assets.

* Numeric has agreed that until December 31, 2001, it will reimburse expenses to the extent that the Fund's other expenses exceed 0.50%.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 Year   3 Years 5 Years 10 Years
   ------   ------- ------- --------
    $188     $657   $1,152   $2,516

n/i numeric investors
Small Cap Value Fund
Ticker Symbol: NISVX

Investment Goal

The Fund's investment goal is to provide long-term capital appreciation.

Primary Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in common stock of companies with market capitalizations of $2.0 billion or less. Numeric determines its stock selection decisions for the Fund primarily on the basis of its Value Stock Model. Also considered, but of less importance, is the Growth Stock Model.

The Fund may use futures to reduce risk to the Fund as a whole (hedge); they may also be used to maintain liquidity, commit cash pending investment or increase returns.

Key Risks

 . Common stocks may decline over short or even extended periods of time.
  Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. Therefore, you could lose money by investing in the Fund.

 . The net asset value of the Fund will change with changes in the market value of its portfolio positions.

 . Investments in smaller-cap companies involve greater risk than is customarily associated with larger more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.

 . The securities of smaller-sized companies may be subject to more abrupt or erratic market movements than securities of larger more established companies.

 . The Fund's small-cap securities may underperform mid-cap or large-cap securities, or the equity markets as a whole when they are out of favor.

 . The Fund's use of futures may reduce returns and/or increase volatility.
  Volatility is defined as the characteristic of a security or a market to fluctuate significantly in price within a short time period.

Portfolio Turnover--The more often stocks are traded, the more the Fund will be charged brokerage commissions and other transaction costs that lower performance. In addition to higher transaction costs, high portfolio turnover, such as that experienced by the Fund, could result in the realization of taxable capital gains. Because the Fund has higher than average portfolio turnover and resultant transaction costs, the Fund is better suited for tax-deferred type accounts because of the potential for taxable capital gains.

Risk/Return Information

The chart and table below give you a picture of the Fund's performance. The chart and table below both assume reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

Annual Total Return
As of December 31


 (0.63)%
  ----
  1999

Year to date total return for the nine months ended September 30, 2000: 21.05%

Best Quarter:   22.07%   (quarter ended
                         June 30, 1999)
Worst Quarter:  (10.27)% (quarter ended
                         March 31, 1999)

Average Annual Total Returns--Comparison
As of December 31, 1999

                                                         1 Year  Since Inception
                                                         ------- ---------------
n/i numeric investors
 Small Cap Value Fund*.................................. (0.63)%      2.23%
Russell 2000 Value
 Index**................................................ (0.75)%      0.65%

--------
* Commenced operations on November 30, 1998.
** The Russell 2000 Value Index contains stocks from the Russell 2000 with greater-than-average value orientation. Companies in this index generally have lower price to book and price to earnings ratios. The Russell 2000 is an index of stocks 1,001 through 3,000 in the Russell 3000 Index as ranked by total market capitalization. This index is segmented into growth and value categories.

Expenses and Fees

As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's price.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is based on expenses for the most recent fiscal year ended (August 31, 2000) restated to reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management fees+........................................................  1.35%
Rule 12b-1 fees.........................................................  None
Other expenses..........................................................  1.59%
                                                                         -----
Total annual Fund operating expenses....................................  2.94%
Fee waivers*............................................................ (1.09)%
                                                                         -----
Net expenses............................................................  1.85%
                                                                         =====

--------

+ Effective January 1, 2001, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. The figures shown reflect the maximum performance fee adjustment to which Numeric may be entitled under certain performance arrangements. This maximum fee may be applicable only if the Fund outperforms the Russell 2000 Value Index by 900 basis points (9%). See "Management--Investment Adviser" for a further discussion. Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the Fund's average daily net assets.

* Numeric has agreed that until December 31, 2001, it will reimburse expenses to the extent that the Fund's other expenses exceed 0.50%.
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 Year   3 Years 5 Years 10 Years
   ------   ------- ------- --------
    $188     $807   $1,452   $3,184

ADDITIONAL INFORMATION ON FUND INVESTMENTS

Each Fund may lend its portfolio securities to financial institutions. A Fund will receive collateral in cash or high quality securities equal to the current value of the loaned securities. These loans will be limited to 33 1/3% of the value of the Fund's total assets. Lending a Fund's portfolio securities involves the risk of a delay in additional collateral if the value of the securities goes up while they are on loan. There is also the risk of delay in recovering the loaned securities and of losing rights to the collateral if the borrower goes bankrupt.

A Fund may borrow money for temporary or emergency (not leveraging) purposes. Each Fund will not make any additional investments while borrowings exceed 5% of its total assets.

MANAGEMENT

Investment Adviser

Numeric Investors L.P.(R) serves as investment adviser to the Funds. Numeric, whose principal business address is One Memorial Drive, Cambridge, Massachusetts 02142, was organized in October 1989 as a Delaware limited partnership. The firm, which specializes in the active management of U.S. and international equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, currently has over $3.5 billion in assets under management for individuals, limited partnerships, mutual funds, offshore funds, pension plans and endowment accounts.

Langdon B. Wheeler, CFA is the founder and President of Numeric. Mr. Wheeler received his MBA from Harvard University and an undergraduate degree from Yale University. All investment decisions with respect to the Funds are made by a team of Numeric's Portfolio Management Department. No one person is responsible for making recommendations to that team. The general partner of Numeric is WBE & Associates, LLC, a Delaware limited liability company. The President of WBE & Associates, LLC is Mr. Wheeler.

For the Funds' fiscal year ended August 31, 2000, for its advisory services to the n/i numeric investors Micro Cap Fund, n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund and n/i numeric investors Small Cap Value Fund, Numeric received investment advisory fees of 0.61%, 0.57%, 0.26% and 0.03%, respectively, of each Fund's average daily net assets, after fee waivers and expense reimbursements, if any.

Numeric is entitled to a management fee of 0.75% of the n/i numeric investors Micro Cap Fund's average daily net assets before fee waivers and expense reimbursements, if any.

Numeric is entitled to a performance based fee for the n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund and n/i numeric investors Small Cap Value Fund. The performance based fee is calculated at the end of each month using a basic fee of 0.85% of average daily net assets, and a performance fee adjustment based upon each Fund's performance during the last rolling 12-month period. Each Fund's net performance would be compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The benchmark index for each of the Growth, Mid Cap and Small Cap Value Funds is the Russell 2500 Growth Index, S&P MidCap 400 Index and Russell 2000 Value Index, respectively.

The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee if a Fund outperformed its benchmark index over a rolling 12-month period by 9.00% or more or if it underperformed its benchmark index over a rolling 12-month period. Under the fulcrum fee arrangement, Numeric's fee would never be greater than 1.35% nor less than 0.35% of a Fund's average annualized daily net assets for the preceding month.

Other Service Providers

The following chart shows the Funds' other service providers and includes their addresses and principal activities.

                                                                 ---------------------
                                                                     Shareholders
                                                                 ---------------------
                        ---------------------------------------------              -----------------------------------------
Distribution and                    Principal Distributor                                        Transfer Agent
Shareholder
Services                        Provident Distributors, Inc.                                        PFPC Inc.
                                    3200 Horizon Drive                                        400 Bellevue Parkway
                                 King of Prussia, PA 19406                                    Wilmington, DE 19809

                             Distributes shares of the Funds.                             Handles shareholder services,
                                                                                          including record-keeping and
                          Effective on or about January 2, 2001,                     statements, distribution of dividends
                             PFPC Distributors, Inc. ("PFPC                             and processing of buy and sell
                            Distributors"), will serve as the                                      requests.
                           distributor of the Company's shares.
                        ---------------------------------------------              -----------------------------------------
                        ---------------------------------------------
                                     Investment Adviser
                                                                                   -----------------------------------------
                                                                                                    Custodian
Asset                            Numeric Investors L.P.(R)
Management                          One Memorial Drive                                     Custodial Trust Company
                                   Cambridge, MA 02142                                       101 Carnegie Center
                                                                                             Princeton, NJ 05840
                              Manages each Fund's business and
                                  investment activities.                             Holds each Fund's assets, settles all
                                                                                                portfolio trades.
                        ---------------------------------------------
                                                                                   -----------------------------------------
                        ---------------------------------------------
                                      Co-Administrator
Fund                        Bear Stearns Funds Management Inc.
Operations                   575 Lexington Avenue, 9/th/ Floor
                                    New York, NY 10022

                              Assists each of the Funds in all
                              Aspects of their administration
                                      And operations.

                                     Co-Administrator
                                         PFPC Inc.
                                   400 Bellevue Parkway
                                   Wilmington, DE 19809

                             Provides facilities, equipment and
                            personnel to carry out administrative
                             services related to each Fund and
                           calculates each Fund's NAV, dividends
                                    and distributions.

                        --------------------------------------------------------------------------------
                                                                          Board of Directors
                                                                    Supervises the Fund's activities.
SHAREHOLDER INFORMATION
                                                                 ---------------------------------------

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of the Funds are priced at their net asset value ("NAV"). The NAV of each Fund is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of shares outstanding.

Each Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time), each day the NYSE is open. Fund shares will not be priced on the days that the NYSE is closed.

Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to valuation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Short term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value a Fund's securities. If market quotations are unavailable or deemed unreliable by Numeric's Valuation Committee, securities will be valued at fair value as determined by procedures adopted by the Board.

Purchase of Fund Shares

You may purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below under "Initial Investment by Mail." After an initial purchase is made, the Transfer Agent will set up an account for you on the Company's records. The minimum initial investment in any Fund is $3,000 and the minimum additional investment is $100. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below.

Initial Investment By Mail. Subject to acceptance by the Company, an account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($3,000 minimum) payable to n/i numeric investors family of funds:

  n/i numeric investors family of funds
  c/o PFPC Inc.
  P.O. Box 8966
  Wilmington, DE 19899-8966

The name of the Fund(s) to be purchased should be designated on the application and should appear on the check. Subject to acceptance by the Company, payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Subject to acceptance by the Company, Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). In order to use this option your investment must be at least $3,000. A wire charge of $7.50 is assessed and charged to the shareholder. A completed application should be forwarded to the Company at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification for purchase of shares must be given to the Transfer Agent at 1-800-348-5031 prior to the close of trading on the NYSE (usually 4:00 p.m. Eastern time) on the same day. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

  PNC Bank
  Philadelphia, Pennsylvania
  From: (your name)
  ABA# 031-0000-53
  Account # 86-1108-2312
  F/B/O n/i numeric investors family of funds
  Ref. (Fund Name and Account Number)

Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank are open for business.

Additional Investments. Additional investments may be made at any time by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to n/i numeric investors family of funds), or by wiring monies to PNC Bank as outlined above under "Initial Investment by Wire." Additional investments by wire must be at least $3,000. For each Fund, notification for purchase of shares must be given to the Transfer Agent at 1-800-348-5031 prior to the close of trading on the NYSE (usually 4:00 p.m. Eastern time), on the same day. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

Additional Investments Via the Internet. You may also purchase Shares of the Funds, up to $25,000 per day with no single trade over $10,000, via the Internet. In order to engage in Internet transactions you must complete and return a separate Internet account application. You can request an Internet account application by contacting Numeric at http://www.numeric.com or by calling 1-800-numeric (686-3742).

After your Internet application is received, you will receive a Welcome Letter that will provide you with further instructions.

The Company employs reasonable procedures to confirm that instructions communicated over the Internet are genuine. Such procedures include, but are not limited to, requiring a separate application for Internet access services and appropriate personal identification for each on-line session, providing written confirmations to the address of record and employing other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. Neither the Company, Numeric, PDI, PFPC Distributors, PFPC Inc., BSFM nor any agent of the Company will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that they reasonably believe to be genuine or for following such security procedures. In the event that high volume on the Internet or other technical difficulties make Internet access unavailable, investors may contact the Company through the other methods described herein.

Shareholder Organizations. Shares of the Funds may also be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others ("Shareholder Organizations"). If you purchase and redeem shares of the Funds through a Shareholder Organization, you may be charged a transaction-based fee or other fee for the services of such organization. Each Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their organization. The Company does not pay to or receive compensation from Shareholder Organizations for the sale of Shares. The Company officers are authorized to waive the minimum initial and subsequent investment requirements.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan. Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at 1-800-348-5031 to obtain the appropriate forms, or complete the appropriate section of the Application included with this Prospectus. The minimum initial investment for an Automatic Investment Plan is $1,000, with minimum monthly payments of $100.

IRA Accounts. Shares of the Funds may be purchased in conjunction with individual retirement accounts ("IRAs"), rollover IRAs, or pension, profit-sharing or other employer benefit plans. Contact the Transfer Agent for further information as to applications and annual fees. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of shares of its Funds or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds.

Closing of Funds. Numeric will monitor the Funds' total assets and may close any of the Funds at any time to new investments or new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of Numeric's investment strategy. As noted earlier, currently the n/i numeric investors Micro Cap Fund is closed to new investments. Numeric may also choose to reopen a closed fund to new investments at any time, and may subsequently close such Fund again should concerns regarding Fund size recur. Numeric reserves the right while a Fund is closed to accept new investments from any of its employees or their spouses, parents or children, or to further restrict the sale of its shares. If a Fund closes to new investments, the following may apply:

 . The closed Fund would only be offered to certain existing shareholders of that Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

  a. persons who already hold shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

  b. existing and future clients of financial advisors and planners whose clients already hold shares of the closed Fund, and

  c. employees of Numeric and their spouses and children.

Other persons who are shareholders of other n/i numeric investors family of funds are not permitted to acquire shares of the closed Fund by exchange. Other purchase limitations may be implemented at the time of closing. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elected otherwise.

Redemption of Fund Shares

You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. The NAV is calculated as of the close of trading on the NYSE (usually 4:00 p.m. Eastern time). You can only redeem shares of the Funds on days the NYSE is open and through the means described below.

You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone or via the Internet. There is no charge for a redemption. However, if you redeem Shares held for less than six months, a transaction fee of 1% of the net asset value of the Shares redeemed at the time of redemption will be charged. This additional transaction fee is paid to the affected Fund, not the adviser, distributor or transfer agent as reimbursement for transaction costs associated with redemptions. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed.

Redemption By Mail. Your redemption requests should be addressed to n/i numeric investors family of funds, c/o PFPC Inc., P.O. Box 8966, Wilmington, DE 19899-8966 and must include:

  a. a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

  b. any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

  c. other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling 1-800-348-5031.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at 1-800-348-5031 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

For accounts held of record by Shareholder Organizations, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

Redemption Via the Internet. You may also redeem and exchange Shares of the Funds, up to $25,000 per day with no single trade over $10,000, via the Internet. In order to engage in Internet transactions you must complete and return a separate Internet account application. You can request an Internet account application by contacting Numeric at http://www.numeric.com or by calling 1-800-numeric (686-3742).

After your Internet application is received, you will receive a Welcome Letter that will provide you with further instructions.

The Company employs reasonable procedures to confirm that instructions communicated over the Internet are genuine. Such procedures include, but are not limited to, requiring a separate application for Internet access services and appropriate personal identification for each on-line session, providing written confirmations to the address of record and employing other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. Neither the Company, Numeric, PDI, PFPC Distributors, PFPC Inc., BSFM nor any agent of the Company will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that they reasonably believe to be genuine or for following such security procedures. In the event that high volume on the Internet or other technical difficulties make Internet access unavailable, investors may contact the Company through the other methods described herein.

Automatic Withdrawal. Automatic withdrawal permits you to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly, quarterly or annual basis if you have a $10,000 minimum account balance. An application for automatic withdrawal can be obtained from the Transfer Agent. Automatic withdrawal may be ended at any time by the investor, the Company or the Transfer Agent. Purchases of additional shares concurrently with withdrawals generally are undesirable as a shareholder may incur additional expenses and such transactions may have tax consequences.

Transaction Fee on Certain Redemptions of the Funds. The Funds require the payment of a transaction fee on redemptions of Shares held for less than six months equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, not to the adviser, distributor or transfer agent. It is not a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs;
(2) market impact costs--i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Funds.

Involuntary Redemption. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee will not be charged when shares are involuntarily redeemed.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, redemption proceeds will ordinarily be paid within seven days after a redemption request is received by the Transfer Agent in proper form. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by a distribution in-kind of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of any Fund for Shares of any other Fund up to three (3) times per year (at least 30 days apart). Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund to be acquired next determined after the Transfer Agent's receipt of a request for an exchange. An exchange of Shares held for less than six months (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. In addition, the Company reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder wishing to make an exchange may do so by sending a written request to the Transfer Agent or, if authorized, by telephone or Internet.

If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.

If an exchange is to a new n/i numeric investors Fund, the dollar value of Shares acquired must equal or exceed the Company's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Company's minimum for subsequent investments. If an amount remains in the n/i numeric investors Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other n/i numeric investors Funds) that the investment adviser reasonably deems to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Its distributions are reinvested in additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Funds expect to declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

Taxes

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) are not currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

The Company may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if (i) you fail to furnish the Company with your correct taxpayer identification number,
(ii) the Internal Revenue Service ("IRS") notifies the Company that you have failed to report properly certain interest and dividends income to the IRS and to respond to notices to that effect, or (iii) when required to do so, you fail to certify that you are not subject to backup withholding.

State and Local Taxes. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Investment Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions, if any. This information has been derived from each Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with each Fund's financial statements which, together with the report of independent accountants, are included in the Funds' annual report, which is available upon request (see back cover for ordering instructions).

                                         Micro Cap Fund
                          ----------------------------------------------------
                           Fiscal    Fiscal    Fiscal     Fiscal
                            Year      Year      Year       Year       Period
                           Ended      Ended     Ended     Ended     6/3/96* to
                          8/31/00    8/31/99   8/31/98   8/31/97     8/31/96
                          --------   -------   -------   --------   ----------
Per Share Operating
 Performance
Net asset value,
 beginning of period....  $  18.03   $ 12.52   $ 18.47   $  11.67    $ 12.00
                          --------   -------   -------   --------    -------
Net investment
 income/(loss)..........     (0.10)    (0.18)    (0.07)     (0.01)      0.01
Net realized and
 unrealized gain/(loss)
 on investments and
 futures transactions,
 if any.................      7.39      6.72     (3.23)      6.82      (0.34)
                          --------   -------   -------   --------    -------
Net increase/(decrease)
 in net assets resulting
 from operations........      7.29      6.54    (3.30)       6.81      (0.33)
                          --------   -------   -------   --------    -------
Dividends and
 distributions to
 shareholders from:
 Net investment income..        --        --        --      (0.01)        --
 Net realized capital
  gains.................     (4.33)    (1.03)    (2.65)        --         --
                          --------   -------   -------   --------    -------
 Total dividends and
  distributions to
  shareholders..........     (4.33)    (1.03)    (2.65)     (0.01)        --
                          --------   -------   -------   --------    -------
Net asset value, end of
 period.................  $  20.99   $ 18.03   $ 12.52   $  18.47    $ 11.67
                          ========   =======   =======   ========    =======
Total investment
 return(1)..............     54.42%    56.09%   (20.74)%    58.41%     (2.75)%
                          ========   =======   =======   ========    =======
Ratios/Supplemental Data
Net assets, end of
 period (000's
 omitted)...............  $134,533   $76,349   $99,266   $142,119    $14,100
Ratio of expenses to
 average net asset(2)...      1.00%     1.00%     1.00%      1.00%      1.00%(3)
Ratio of expenses to
 average net assets,
 without waivers and
 expense reimbursements,
 if any.................      1.28%     1.26%     1.23%      1.45%      3.45%(3)
Ratio of net investment
 income/(loss) to
 average net assets(2)..     (0.55)%   (0.46)%   (0.41)%    (0.06)%     0.73%(3)
Portfolio turnover
 rate...................    297.08 %  316.02 %  408.70 %   233.49 %    42.92%

--------
 *  Commencement of operations.

(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2) Reflects waivers and expense reimbursements, if any.
(3) Annualized.

                                           Growth Fund
                           ---------------------------------------------------
                           Fiscal    Fiscal    Fiscal     Fiscal
                            Year      Year      Year       Year       Period
                            Ended     Ended     Ended     Ended     6/3/96* to
                           8/31/00   8/31/99   8/31/98   8/31/97     8/31/96
                           -------   -------   -------   --------   ----------
Per Share Operating
 Performance
Net asset value,
 beginning of period.....  $ 14.89   $  9.75   $ 16.29   $  11.84    $ 12.00
                           -------   -------   -------   --------    -------
Net investment
 income/(loss)...........    (0.12)    (0.18)    (0.07)    ( 0.04)      0.01
Net realized and
 unrealized gain/(loss)
 on investments and
 futures transactions, if
 any.....................     9.29      5.33     (3.98)      4.50      (0.17)
                           -------   -------   -------   --------    -------
Net increase/(decrease)
 in net assets resulting
 from operations.........     9.17      5.15    (4.05)       4.46     (0.16)
                           -------   -------   -------   --------    -------
Dividends and
 distributions to
 shareholders from:
 Net investment income...       --        --        --      (0.01)        --
 Net realized capital
  gains..................    (0.37)    (0.01)    (2.49)        --         --
                           -------   -------   -------   --------    -------
 Total dividends and
  distributions to
  shareholders...........    (0.37)    (0.01)    (2.49)     (0.01)        --
                           -------   -------   -------   --------    -------
Net asset value, end of
 period..................  $ 23.69   $ 14.89   $  9.75   $  16.29    $ 11.84
                           =======   =======   =======   ========    =======
Total investment
 return(1)...............    63.11%    52.80%   (29.03)%    37.69%     (1.33)%
                           =======   =======   =======   ========    =======
Ratios/Supplemental Data
Net assets, end of period
 (000's omitted).........  $79,520   $62,376   $77,840   $117,724    $26,756
Ratio of expenses to
 average net asset(2)....     1.00%     1.00%     1.00%      1.00%      1.00%(3)
Ratio of expenses to
 average net assets,
 without waivers and
 expense reimbursements,
 if any..................     1.32%     1.30%     1.24%      1.40%      2.62%(3)
Ratio of net investment
 income/(loss) to average
 net assets(2)...........    (0.59)%   (0.45)%   (0.50)%    (0.38)%     0.71%(3)
Portfolio turnover rate..   228.69 %  309.60 %  338.40 %   266.25 %    19.21%

--------

 *  Commencement of operations.

(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.

(2) Reflects waivers and expense reimbursements, if any.
(3) Annualized.

                                                                             Small Cap Value
                                        Mid Cap Fund                              Fund
                          ---------------------------------------------     ------------------
                          Fiscal   Fiscal    Fiscal    Fiscal   Period      Fiscal    Period
                           Year     Year      Year      Year    6/3/96*      Year    11/30/98*
                           Ended    Ended    Ended      Ended     to         Ended      to
                          8/31/00  8/31/99  8/31/98    8/31/97  8/31/96     8/31/00   8/31/99
                          -------  -------  --------   -------  -------     -------  ---------
Per Share Operating
 Performance
Net asset value,
 beginning of period....  $ 16.89  $ 13.30  $  17.16   $ 11.56  $12.00      $ 12.86   $ 12.00
                          -------  -------  --------   -------  ------      -------   -------
Net investment income...     0.08     0.05      0.05      0.08    0.03         0.15      0.10
Net realized and
 unrealized gain/(loss)
 on
 investments and futures
 transactions, if any...     4.25     4.97     (1.24)     5.58   (0.47)        1.32      0.76
                          -------  -------  --------   -------  ------      -------   -------
Net increase/(decrease)
 in net assets resulting
 from operations........     4.33     5.02     (1.19)     5.66   (0.44)        1.47      0.86
                          -------  -------  --------   -------  ------      -------   -------
Dividends and
 distributions to
 shareholders from:
 Net investment income..    (0.03)   (0.06)    (0.06)    (0.06)     --        (0.10)       --
 Net realized capital
  gains.................    (1.97)   (1.37)    (2.61)       --      --        (1.32)       --
                          -------  -------  --------   -------  ------      -------   -------
  Total dividends and
   distributions to
   shareholders.........    (2.00)   (1.43)    (2.67)    (0.06)     --        (1.42)       --
                          -------  -------  --------   -------  ------      -------   -------
Net asset value, end of
 period.................  $ 19.22  $ 16.89  $  13.30   $ 17.16  $11.56      $ 12.91   $ 12.86
                          =======  =======  ========   =======  ======      =======   =======
Total investment
 return(1)..............    29.61%   41.61%    (8.97)%   49.11%  (3.67)%      13.94%     7.17%
                          =======  =======  ========   =======  ======      =======   =======
Ratios/Supplemental Data
Net assets, end of
 period (000's
 omitted)...............  $44,430  $49,156  $110,176   $52,491  $3,813      $13,481   $11,498
Ratio of expenses to
 average net assets(2)..     1.00%    1.00%     1.00%     1.00%   1.00%(3)     1.00%     1.00%(3)
Ratio of expenses to
 average net assets,
 without waivers and
 expense reimbursements,
 if any.................     1.61%    1.33%     1.26%     1.81%   8.98%(3)     2.34%     2.59%(3)
Ratio of net investment
 income to average net
 assets(2)..............     0.40%    0.31%     0.36%     0.79%   1.89%(3)     1.35%     1.15%(3)
Portfolio turnover
 rate...................   378.17   384.71%   341.73%   263.83%   5.25%      256.28%   212.55%

--------
 *  Commencement of operations.

(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.
(2) Reflects waivers and expense reimbursements, if any.
(3) Annualized.

                     n/i numeric investors family of funds

                           1-800-numeric (686-3742)
                            http://www.numeric.com

For More Information:

  This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the n/i numeric investors family of funds is available free, upon request, including:

Annual/Semi-Annual Report

  These reports contain additional information about each of the Funds' investments, describe the Funds' performance, list portfolio holdings, and discuss recent market conditions and economic trends. The Annual Report includes fund strategies for the last fiscal year.

Statement of Additional Information (SAI)

  A Statement of Additional Information, dated December 31, 2000 has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the n/i numeric investors family of funds, may be obtained free of charge, along with the n/i numeric investors family of funds annual and semi-annual reports, by calling (800) 348-5031. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

Shareholder Inquiries

  Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available.
  Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (800) 348-5031 or visit Numeric's website at http://www.numeric.com.

Written Correspondence

   Post Office
    Address:        n/i numeric investors family of funds
                    c/o PFPC Inc., P.O. Box 8950
                    Wilmington, DE 19899-8950

   Street Address:  n/i numeric investors family of funds
                    c/o PFPC Inc., 400 Bellevue Parkway
                    Wilmington, DE 19809

Securities and Exchange Commission (SEC)

  You may also view information about The RBB Fund, Inc. and the Funds, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov., or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090.

                   INVESTMENT COMPANY ACT FILE NO. 811-05518
                             n/i numeric investors
                                family of funds
                            800.numeric (686-3742)
                                www.numeric.com
                                ---------------
                              Account Application
Important Information:
 . Retirement Accounts: Do not use this information to open an individual retirement plan account (such as an IRA). For an IRA application or help with this application, please call 800.numeric (686-3742).
 . Internet Transactions: If you wish to engage in internet transactions, you must complete and return an additional Internet Account Application, which can be obtained by contacting Numeric Investors on their web site, www.numeric.com, or by phone, 800-686-3742.
  ---------------

1. Account Registration: (Please check the appropriate box(es) below.)
          [_] Individual
          [_] Joint Tenant

Name


Social Security Number of Primary Owner


Name of Joint Owner (if applicable)


Joint Owner Social Security Number

For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.
Gift to Minor (if applicable):
[_] Uniform Gifts/Transfers to Minor's Act


Name of Adult Custodian (only one permitted)


Name of Minor (only one permitted)


Minor's Social Security Number              Date of Birth

Corporation, Partnership, Trust or other Entity (if applicable):

Name of Corporation, Partnership, or other


Names(s) of Trustee(s)


Taxpayer Identification Number


Trust Date

2. Mailing Address:


Street or PO Box        Apartment Number


City           State           Zip Code


Daytime Phone Number  Evening Phone Number
3. Investment Amount:

Minimum initial investment of $3,000 per Fund or $1,000 for an automatic investment plan.
  [_] n/i numeric investors
      Micro Cap (50)            $ ___________
  [_] n/i numeric investors
      Growth (51)               $ ___________
  [_] n/i numeric investors
      Mid Cap (52)              $ ___________
  [_] n/i numeric investors
      Small Cap Value (54)      $ ___________

Make the check payable to n/i numeric investors family of funds.

Shareholders may not purchase shares of the n/i numeric investors Funds with a check issued by a third party and endorsed over to the Funds. Checks for investment must be made payable to n/i numeric investors family of funds.

4. Distribution Options:
NOTE: Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends:         [_] Pay by check     [_] Reinvest
Capital Gains:     [_] Pay by check     [_] Reinvest

Please check one of the following options:
[_] Please mail checks to Address of Record (Named in Section 2)
[_] Please electronically credit my Bank of Record (Named in Section 8)

5. Telephone Exchange and Redemption:
To use either or both of these options, you must initial the appropriate line below.

I authorize the Transfer Agent to accept instructions from any person to exchange and/or redeem shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.

_____________________    Exchange shares for shares of another n/i
initial    joint initial numeric investors Fund.


_____________________    Redeem shares, and send the proceeds to
initial    joint initial the address of record.

                         (please complete other side)
                          NOT PART OF THE PROSPECTUS

6. Automatic Investment Plan (if applicable):
Please attach an unsigned, voided check.
The Automatic Investment Plan ($1,000 minimum initial investment), makes possible regularly scheduled purchases of Fund Shares. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account to purchase shares of a specified n/i numeric investors family of funds Fund.

Please debit $    (total) from my checking account (named below) on or about the 20th of every month.

$      into the      Fund      Start Month.
 $100 minimum

$      into the      Fund      Start Month.
 $100 minimum

$      into the      Fund      Start Month.
 $100 minimum

$      into the      Fund      Start Month.
 $100 minimum

7. Systematic Withdrawal Plan:
Please attach an unsigned, voided check.

 . A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan.
 . Payments will be made on or near the 25th of the month.

To select option, check box, and fill out the information below:
[_] For deposit of redemption proceeds into your Bank account:

    Fund Name: __________

    Amount:    __________

    Startup Month:
               __________

 Frequency Options: [_] Annually [_] Quarterly [_] Monthly

[_] Or transfer to an existing n/i numeric investors Fund account: (for transfers from more than one existing account, please call 800-348-5031)

I authorize PFPC Inc. to withdraw a total of $    ($50 minimum per Fund) from
my        /
                  (Fund Name)  (Account Number)
to purchase shares of the following Fund(s):

    ______________    $_________
    (please list
    fund name(s))

    ______________    $_________
    (please list
    fund name(s))

    ______________    $_________
    (please list
    fund name(s))

    ______________    $_________
    (please list
    fund name(s))

Startup Month: ______

Frequency Options: [_] Annually [_] Quarterly [_] Monthly
8. Bank of Record:

Complete only if using Automatic Investment Plan (Section 6) Systematic Withdrawal Plan (Section 7), or choose to have your dividends and/or capital gains electronically credited to your bank account (Section 4)


Bank Name


Street Name or PO Box


City        State        Zip Code


Bank ABA Number      Bank Account
Number

9. Signatures

The undersigned warrants that I (we) have full authority and if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the n/i numeric investors Fund(s) in which I (we) am (are) investing. Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:
Under penalties of perjury, I certify that:
(1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and
(2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
Note: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you failed to report all interest and dividends on your tax return. The Internal Revenue Service does not require your consent to any provision of this document other than certification required to audit backup withholding.

X                   /  /
Signature of Applicant Date


Print Name            Title (If
Applicable)


Signature of Joint Owner

Print Name            Title (If
Applicable)

(If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.) For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 800.348.5031. For information on new or existing accounts call 800.348.5031.
               Mail completed Account Application and check to:

n/i numeric investors Fundsc/o PFPC Inc.PO Box 8966Wilmington, DE 19899-8966 or fax to: 302-791-1074
                          NOT PART OF THE PROSPECTUS
                     n/i numeric investors Micro Cap Fund

                       n/i numeric investors Growth Fund

                      n/i numeric investors Mid Cap Fund

                  n/i numeric investors Small Cap Value Fund

                 (Investment Portfolios of The RBB Fund, Inc.)


                      STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 31, 2000

     This Statement of Additional Information ("SAI") provides information about the n/i numeric investors Micro Cap Fund (the "Micro Cap Fund"), the n/i numeric investors Growth Fund (the "Growth Fund"), the n/i numeric investors Mid Cap Fund (the "Mid Cap Fund") and the n/i numeric investors Small Cap Value Fund (the "Small Cap Value Fund") (each a "Fund," collectively, the "Funds") of The RBB Fund, Inc. ("RBB"). This information is in addition to the information contained in the n/i numeric investors family of funds Prospectus dated December 31, 2000 (the "Prospectus").

     This SAI is not a prospectus. It should be read in conjunction with the Prospectus and the Funds' Annual Report dated August 31, 2000. The financial statements and notes contained in the Annual Report are incorporated by reference into this SAI. Copies of the Prospectus and Annual Report may be obtained from Numeric Investors L.P.(R) ("Numeric") by calling toll-free (800) NUMERIC [686-3742].

                               TABLE OF CONTENTS

                                                                Page

GENERAL INFORMATION.............................................   1
INVESTMENT INSTRUMENTS AND POLICIES.............................   1
INVESTMENT LIMITATIONS..........................................  14
MANAGEMENT OF THE COMPANY.......................................  17
     Directors and Officers.....................................  17
     Directors' Compensation....................................  18
     Code of Ethics.............................................  19
CONTROL PERSONS.................................................  19
INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS....  29
     Advisory Agreements........................................  29
     Custodian Agreements.......................................  32
     Transfer Agency Agreements.................................  33
     Co-Administration Agreements...............................  33
     Administrative Services Agent..............................  34
     Distributor................................................  35
FUND TRANSACTIONS...............................................  36
ADDITIONAL INFORMATION CONCERNING RBB SHARES....................  38
PURCHASE AND REDEMPTION INFORMATION.............................  40
VALUATION OF SHARES.............................................  41
PERFORMANCE INFORMATION.........................................  42
TAXES...........................................................  44
MISCELLANEOUS...................................................  45
     Counsel....................................................  45
     Independent Accountants....................................  45
FINANCIAL STATEMENTS............................................  45
APPENDIX A......................................................  A1

                              GENERAL INFORMATION

     RBB was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 14 separate investment portfolios. This Statement of Additional Information pertains to Shares representing interests in the diversified Funds offered by the Prospectus dated December 31, 2000.

                      INVESTMENT INSTRUMENTS AND POLICIES

     The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

     Equity Markets.

     The Funds invest primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Funds involves substantial risk. In addition, the Funds can and will typically invest in stocks that are riskier and more volatile than the average stock. As a result, investing in these Funds involves risk of substantial loss of capital.

     Micro Cap and Small Cap Stocks.

     Securities of companies with micro and small capitalizations tend to be riskier than securities of companies with medium or large capitalizations. This is because micro and small cap companies typically have smaller product lines and less access to liquidity than mid cap or large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro and small cap companies tend to be less certain than mid or large cap companies, and the dividends paid on micro and small cap stocks are frequently negligible. Moreover, micro and small cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro and small cap companies tend to be more volatile than those of mid and large cap companies. The market for micro cap securities may be thinly traded and, as a result, greater fluctuations in the price of micro cap securities may occur.

     Market Fluctuation.

     Because the investment alternatives available to each Fund may be limited by the specific objectives of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single fund should not be considered a complete investment program.


Futures and Options.

     The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted below. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange or issued by the Options Clearing Corporation. The Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes, including conversion of cash to equity.

     The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Funds is subject to Numeric's ability to predict correctly movements in the direction of the market. For example, if a Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract.

     Futures.

     Futures Contracts. To enter into a futures contract, the Funds must make a deposit of an initial margin with their custodian in a segregated account in the name of the futures broker or directly with the futures broker itself. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

     The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

     If a Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

     A Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Funds would hold cash and liquid debt securities in a segregated account with a value sufficient to cover their open futures obligations, the segregated assets would be available to the Funds immediately upon closing out the futures position, while settlement of securities transactions can take several days.

     The Fund may sell futures contracts to hedge its other investments against changes in value, or as an alternative to sales of securities. For example, if the Adviser anticipated a decline in the price of a particular security, but did not wish to sell such securities owned by the Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the futures contract's value would be expected to rise and offset all or a portion of the loss in the securities that the Fund has hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund.

     Futures margin payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, that Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business.

     Correlation of price changes. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Fund will not match that Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Funds may purchase or sell futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

     Liquidity of futures contracts. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired. The ultimate result of these factors may be a loss of dollars.

     Put and Call Options.

     Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     The Funds will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by Numeric. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Funds bear the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Funds will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security or a futures contract.

     A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If a Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require a Fund to make futures margin payments unless it exercises the option. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     Put options may be used by a Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as a hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for a Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

     Purchasing Call Options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     The Funds will purchase call options only in connection with "closing purchase transactions." A Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by a Fund. If a Fund is unable to enter into a closing purchase transaction, the Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

     Writing Put Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     A Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, a Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because a Fund's cash will be invested in shorter-term securities which usually offer lower yields.

     Writing Call Options. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

     Combined Option Positions. A Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     Risks of Options Transactions. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

     Asset Coverage for Futures and Options Positions. A Fund will not use leverage in its options and futures strategies. A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations. Depending on the asset levels that are required to be segregated, a Fund may be required to sell assets it would not otherwise liquidate.

     Limitations on Futures and Options Transactions. RBB, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the Funds will not enter into any commodity futures contract or option on a commodity futures contract for non-hedging purposes if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Funds have purchased would exceed 5% of a Fund's net assets after taking into account unrealized profits and losses on such contracts.

     The Funds' limitations on investments in futures contracts and their policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. The Funds will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Funds' shareholders.

     Short Sales.

     Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. A Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Futures and Options" above.

     The Funds anticipate that the frequency of short sales will vary substantially in different periods, and they do not intend that any specified portion of their assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets.

     Short Sales "Against the Box".

     In addition to the short sales discussed above, the Funds may make short sales "against the box," a transaction in which a Fund enters into a short sale of a security that the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Funds will make short sales against the box for purposes of protecting the value of the Funds' net assets.

     In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a Fund's long position. The Funds will not engage in short sales against the box for speculative purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year. The original long position must also be held for the sixty days after the short position is closed.) In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     Lending of Fund Securities.

     The Funds may lend their portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which Numeric deems to be of good standing and only when, in Numeric's judgment, the income to be earned from the loans justifies the attendant risks. A Fund may not make loans in excess of 33 1/3% of the value of its total assets.


     Borrowing Money.

     The Funds are permitted to borrow to the extent permitted under the Investment Company Act of 1940 (the "1940 Act") and to mortgage, pledge or hypothecate their respective assets in connection with such borrowings in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. However, the Funds currently intend to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of their respective total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. If the securities held by a Fund should decline in value while borrowings are outstanding, the net asset value of a Fund's outstanding shares will decline in value by proportionately more than the decline in value suffered by a Fund's securities. As a result, a Fund's share price may be subject to greater fluctuation until the borrowing is paid off. No Fund will make any additional investments while borrowings exceed 5% of its total assets.

     Section 4(2) Paper.

     "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act"). Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Funds which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below and Appendix "A" for a list of commercial paper ratings.

     Rights Offerings and Purchase Warrants.

     Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Illiquid Securities.

     A Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     The Funds may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Fund's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

     The Adviser will monitor the liquidity of restricted securities in the Funds under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Depositary Receipts.

     The Funds' assets may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs and EDRs are receipts typically issued by a United States or European bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are depositary receipts structured like global debt issues to facilitate international trading. The Funds may invest in ADRs, EDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.



     Investment Company Securities.

     The Funds may invest in securities issued by other investment companies. Under the 1940 Act, the Funds' investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of a Fund's net assets with respect to any one investment company and (iii) 10% of a Fund's net assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. The Funds presently intend to invest in other investment companies only as investment vehicles for short-term cash. The Funds will only invest in securities of other investment companies which are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary brokers commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

     Convertible Securities.

     The Funds may invest in convertible securities, such as convertible debentures, bonds and preferred stock, primarily for their equity characteristics. Convertible securities may be converted into common stock at a specified share price or ratio. Because the price of the common stock may fluctuate above or below the specified price or ratio, a Fund may have the opportunity to purchase the common stock at below market price. On the other hand, fluctuations in the price of the common stock could render the right of conversion worthless.

     Debt Securities.

     The Funds may invest in debt securities rated no less than investment grade by either Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Bonds in the lowest investment grade debt category (e.g., bonds rated BBB by S&P or Baa by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Funds will not retain a bond that was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade. The value of debt securities held by a Fund will tend to vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time a debt security was purchased, the debt security, if sold, might be sold at a price greater than its cost.

     Short-Term Debt Obligations.

     The Funds may purchase money market instruments to the extent consistent with their investment objectives and policies. Such instruments include U.S. Government obligations, repurchase agreements, certificates of deposit, bankers acceptances and commercial paper.

     U.S. Government Obligations.

     Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General

Services Administration, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

     Repurchase Agreements.

     The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds may enter into repurchase agreements will be banks and broker/dealers which Numeric considers creditworthy pursuant to criteria approved by the Board of Directors. Numeric will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Fund in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. Numeric will mark to market daily the value of the securities and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to a possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

     The repurchase price under repurchase agreements generally equals the price paid by the Fund involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by RBB's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund involved under the 1940 Act.

     Reverse Repurchase Agreements.

     Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account with its custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase and the return on the cash exchanged for the securities.

     When-Issued Securities and Forward Commitments.

     Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. A Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. Each Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

     Portfolio Turnover.

     The Funds may be subject to a greater degree of turnover and thus a higher incidence of short-term capital gains taxable as ordinary income than might be expected from portfolios which invest substantially all of their assets on a long-term basis, and correspondingly larger brokerage charges and other transaction costs can be expected to be borne by the Funds. Investment strategies which require periodic changes to portfolio holdings with the expectation of outperforming equity indices are called "active" strategies. These compare with "passive" or "index" strategies which hold only the stocks in the equity indices. Passive strategies trade infrequently -- only as the indices change. Most equity mutual funds, including the Funds, pursue active strategies, which have higher turnover than passive strategies.

     High portfolio turnover (100% or more) can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways: First, short term capital gains, which are a by-product of high turnover investment strategies, are currently taxed at rates comparable to ordinary income rates. Ordinary income tax rates are higher than long term capital gain tax rates for middle and upper income taxpayers. Second, the frequent realization of gains, which causes taxes to be paid frequently, is less advantageous than infrequent realization of gains. Infrequent realization of gains allows the payment of taxes to be deferred to later years, allowing more of the gains to compound before taxes are paid. Consequently after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, all else being equal.

     Although tax considerations should not typically drive an investment decision, investors should consider their ability to allocate tax-deferred (such as IRAs and 401(k) plans) versus taxable assets when considering where to invest. For further information, see "Taxes" below.

     The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

                               *     *     *

     The Funds' investment objectives and policies described above may be changed by RBB's Board of Directors without shareholder approval. Shareholders will be provided 30 days prior written notice of any change in a Fund's investment objectives. There is no assurance that the investment objective of the Funds will be achieved.

                            INVESTMENT LIMITATIONS

     The Funds have adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Funds' outstanding shares (as defined in Section 2(a)(42) of the 1940 Act). As used in this Statement of Additional Information and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Fund.

     The Funds may not:

     1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Fund, except that up to 25% of the value of a Fund's assets may be invested without regard to such limitation.

     2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

     3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

     4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

     5. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may establish margin accounts in connection with its use of options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     6. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under federal securities laws.

     7. Purchase or sell real estate or real estate limited partnership interests, provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or in real estate investment trusts.

     8. Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     9. Invest in oil, gas or mineral-related exploration or development programs or leases.

     10. Purchase any securities issued by any other investment company, except to the extent permitted by the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

     11. Make investments for the purpose of exercising control or management, but each Fund will vote those securities it owns in its portfolio as a shareholder in accordance with its views.

     12. Issue any senior security, as defined in section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

     13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings as described in Limitation 2 above and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.


                                 *    *     *

     If a percentage restriction under one of the Fund's investment policies or limitations or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to borrowings or senior securities issued by the Fund).

                           MANAGEMENT OF THE COMPANY

     Directors and Officers.

     The business and affairs of RBB are managed under the direction of RBB's Board of Directors. The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:

                                           Position                         Principal Occupation
Name, Address and Age                      with RBB                         During Past Five Years
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Arnold M. Reichman - 53              Director                 Chief Operating Officer and member of the Board of
609 Greenwich Street                                          Directors of Outercurve Technologies (wireless
5/th/ Floor                                                   enabling services) since March 2000; Chief Operating
New York, NY  10014                                           Officer and a member of the Executive Operating
                                                              Committee of Warburg Pincus Asset Management, Inc.;
                                                              Executive Officer and Director of Credit Suisse Asset
                                                              Management Securities, Inc. (formerly Counsellors Securities
                                                              Inc.) and Director/Trustee of various investment companies advised by Warburg Pincus Asset Management, Inc. until
                                                              September 15, 1999; Prior to 1997, Managing Director of
                                                              Warburg Pincus Asset Management, Inc.

*Robert Sablowsky - 63               Director                 Executive Vice President of Fahnestock Co., Inc. (a
Fahnestock & Company, Inc.                                    registered broker-dealer); Prior to October 1996,
125 Broad Street                                              Executive Vice President of Gruntal & Co., Inc. (a
New York, NY 10004                                            registered broker-dealer).

Francis J. McKay - 65                Director                 Since 1963, Executive Vice President, Fox Chase
Fox Chase Cancer Institute                                    Cancer Center (biomedical research and medical care).
7701 Burholme Avenue
Philadelphia, PA 19111

*Marvin E. Sternberg - 67            Director                 Since 1974, Chairman, Director and President, Moyco
Moyco Technologies, Inc.                                      Technologies, Inc. (manufacturer of dental supplies
200 Commerce Drive                                            and precision coated abrasives).
Montgomeryville, PA 18936


Julian A. Brodsky - 67               Director                 Director and Vice Chairman, since 1969 Comcast
Comcast Corporation                                           Corporation (cable television and communications);
1500 Market Street                                            Director, NDS Group PLC; Director, Internet Capital
35th Floor                                                    Group.
Philadelphia, PA 19102

Donald van Roden - 77                Director and             Self-employed businessman.  From February 1980 to
1200 Old Mill Lane                   Chairman of the Board    March 1987, Vice Chairman, SmithKline Beecham
Wyomissing, PA 19610                                          Corporation (pharmaceuticals).

                                  Position            Principal Occupation
Name, Address and Age             with RBB            During Past Five Years
----------------------------------------------------------------------------------------------------------
Edward J. Roach - 76              President and       Certified Public Accountant; Vice Chairman
Suite 100                         Treasurer           of the Board, Fox Chase Cancer Center;
Bellevue Park Corporate                               Trustee Emeritus, Pennsylvania School for
Center                                                the Deaf; Trustee Emeritus, Immaculata
400 Bellevue Parkway                                  College; President or Vice President and
Wilmington, DE 19809                                  Treasurer of various investment companies
                                                      advised by subsidiaries of PNC Bank Corp.
                                                      (1981-1997); Managing General Partner and
                                                      Treasurer of Chestnut Street Exchange Fund;
                                                      Director of the Bradford Funds, Inc.
                                                      (1996-2000)


* Each of Mr. Sablowsky and Mr. Sternberg is an "interested person" of RBB, as that term is defined in the 1940 Act.

     Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

     Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

     Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

     Directors' Compensation.

     RBB currently pays directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2000, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                                                                                                         Total
                                                        Pension or                                    Compensation
                                   Aggregate       Retirement Benefits          Estimated             From Fund and
                                 Compensation       Accrued as Part of      Annual Benefits Upon       Fund Complex
Name of Person/Position         from Registrant       Fund Expenses           Retirement            Paid to Directors
----------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky, Director          $19,250               N/A                     N/A                     $19,250

Francis J. McKay, Director           $19,250               N/A                     N/A                     $19,250

                                                      Pension or                          Total Compensation
                                 Aggregate       Retirement Benefits   Estimated Annual   From Fund and Fund
                             Compensation from    Accrued as Part of     Benefits Upon      Complex Paid to
Name of Person/Position          Registrant         Fund Expenses         Retirement           Directors
-------------------------------------------------------------------------------------------------------------
Arnold M. Reichman, Director          $15,750            N/A                  N/A                   $15,750

Robert Sablowsky, Director            $19,250            N/A                  N/A                   $19,250

Marvin E. Sternberg, Director         $20,500            N/A                  N/A                   $20,500

Donald van Roden, Director            $25,250            N/A                  N/A                   $25,250
 and Chairman

     On October 24, 1990, RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only one part-time employee. No officer, director or employee of Numeric or the Distributor currently receives any compensation from RBB.

     Code of Ethics.

     The Company, the Adviser and PFPC Distributors, Inc. (the Company's distributor commencing on or about January 2, 2001) have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.

                                CONTROL PERSONS

     As of November 29, 2000, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of RBB indicated below. See "Additional Information Concerning Fund Shares" above. RBB does not know whether such persons also beneficially own such shares.

--------------------------------------------------------------------------------
     FUND NAME       SHAREHOLDER NAME                             PERCENTAGE
                        AND ADDRESS                               OF FUND HELD
--------------------------------------------------------------------------------
CASH PRESERVATION
MONEY MARKET         Luanne M. Garvey and Robert J. Garvey           31.791%
                     2729 Woodland Ave.
                     Trooper, PA 19403
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     FUND NAME           SHAREHOLDER NAME                         PERCENTAGE
                            AND ADDRESS                           OF FUND HELD
--------------------------------------------------------------------------------
                     Dominic & Barbara Pisciotta
                     and Successors in Tr under the Dominic Trst     47.354%
                     & Barbara Pisciotta Caring Trst dtd 01/24/92
                     207 Woodmere Way
                     St. Charles., MD 63303
--------------------------------------------------------------------------------
                     Saxon and Co.
SANSOM STREET        c/o PNC Bank, N.A.                              94.674%
MONEY MARKET         F3-F076-02-2
                     200 Stevens Drive, Suite 260/ACI
                     Lester, PA 19113
--------------------------------------------------------------------------------
                     Gary L. Lange
CASH PRESERVATION    and Susan D. Lange                              73.021%
MUNICIPAL MONEY      JT TEN
MARKET               837 Timber Glen Ln.
                     Ballwin, MO 63021-6066
--------------------------------------------------------------------------------
                     Warburg Pincus Capital Appreciation Fund
RBB SELECT MONEY     Attn. Kevin W. Carroll                          19.513%
MARKET               MS W3-F400-03-2
                     400 Bellevue Parkway
                     Wilmington, DE 19809
--------------------------------------------------------------------------------
                     Warburg Pincus Emerging Growth Fund             25.218%
                     Attn. Kevin W. Carroll
                     MS W3-F400-03-2
                     400 Bellevue Parkway
                     Wilmington, DE 19809
--------------------------------------------------------------------------------
                     Warburg Pincus Trust Small Company Growth       13.019%
                     Portfolio
                     Attn. Kevin W. Carroll
                     MS W3-F400-03-2
                     400 Bellevue Parkway
                     Wilmington, DE 19809
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     FUND NAME                   SHAREHOLDER NAME                   PERCENTAGE
                                   AND ADDRESS                      OF FUND HELD
--------------------------------------------------------------------------------
                     Warburg Pincus International Equity Portfolio   9.994%
                     Attn. Kevin W. Carroll
                     MS W3-F400-03-2
                     400 Bellevue Parkway
                     Wilmington, DE 19809
--------------------------------------------------------------------------------
                     Warburg Pincus Trust                            5.997%
                     International Equity Portfolio
                     Attn: Kevin W. Carroll
                     MS W3-F400-03-2
                     400 Bellevue Parkway
                     Wilmington, DE 19809
--------------------------------------------------------------------------------
N/I MICRO CAP FUND   Charles Schwab & Co. Inc                       11.243%
                     Special Custody Account for the Exclusive
                     Benefit of Customers
                     Attn: Mutual Funds A/C 3143-0251
                     101 Montgomery St.
                     San Francisco, CA 94104
--------------------------------------------------------------------------------
                     Janis Claflin, Bruce Fetzer and                 9.836%
                     Winston Franklin
                     Robert Lehman Trst.
                     The John E. Fetzer Institute, Inc.
                     U/A DTD 06-1992
                     Attn: Christina Adams
                     9292 West KL Ave.
                     Kalamazoo, MI 49009
--------------------------------------------------------------------------------
                     Louisa Stude Sarofim Foundation                 5.089%
                     dtd 01/04/91
                     c/o Nancy Head
                     1001 Fannin 4700
                     Houston, TX 77002
--------------------------------------------------------------------------------
                     Public Inst. For Social Security               18.760%
                     1001 19th St., N. 16/th/ Flr.
                     Arlington, VA 22209
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
         FUND NAME                   SHAREHOLDER NAME AND                       PERCENTAGE
                                          ADDRESS                              OF FUND HELD
------------------------------------------------------------------------------------------------
                             RCAB Collectives Inv Partnership                      17.163%
                             U/A dtd 9/19/95
                             2121 Commonwealth Ave.
                             Brighton, MA 02135

------------------------------------------------------------------------------------------------
N/I GROWTH FUND              Charles Schwab & Co. Inc                               8.997%
                             Special Custody Account for the Exclusive
                             Benefit of Customers
                             Attn: Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA 94104

------------------------------------------------------------------------------------------------
                             Citibank North America Inc.                           47.551%
                             Trst. Sargent & Lundy Retirement Trust
                             DTD. 06/01/96
                             Mutual Fund Unit
                             Bld. B Floor 1 Zone 7
                             3800 Citibank Center Tampa
                             Tampa, FL 33610-9122

------------------------------------------------------------------------------------------------
                             Louisa Stude Sarofim Foundation                        6.040%
                             c/o Nancy Head
                             DTD. 01/04/91
                             1001 Fannin 4700
                             Houston, TX 77002

------------------------------------------------------------------------------------------------
N/I MID CAP                  Charles Schwab & Co. Inc.                             19.341%
                             Special Custody Account for the Exclusive
                             Benefit of Customers
                             Attn: Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA 94104

------------------------------------------------------------------------------------------------
                             National Investors Services Corp.                      8.631%
                             For the Exclusive Benefit of our Customers
                             S. 55 Water St. 32/nd/ Floor
                             New York, NY 10041-3299

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
         FUND NAME                   SHAREHOLDER NAME AND                       PERCENTAGE
                                          ADDRESS                              OF FUND HELD
------------------------------------------------------------------------------------------------
N/I SMALL CAP VALUE          Charles Schwab & Co. Inc                              13.310%
FUND                         Special Custody Account for the Exclusive
                             Benefit of Customers
                             Attn: Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA 94104

------------------------------------------------------------------------------------------------
                             State Street Bank and Trust Company                   50.346%
                             FBO Yale Univ. Ret. Pl. for Staff Emp.
                             State Street Bank & Tr. Co. Master Tr. Div.
                             Attn: Kevin Sutton
                             Solomon Williard Bldg.
                             One Enterprise Dr.
                             North Quincy, MA 02171

------------------------------------------------------------------------------------------------
                             Yale University                                       25.042%
                             Trst. Yale University Ret. Health Bene. Tr.
                             Attention: Seth Alexander
                             230 Prospect St.
                             New Haven, CT 06511

------------------------------------------------------------------------------------------------
BOSTON PARTNERS              Charles Schwab & Co., Inc.                             8.705%
LARGE CAP FUND INST          Special Custody Account for Bene. of Cust.
SHARES                       Attn: Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA 94104

------------------------------------------------------------------------------------------------
                             Swanee Hunt and Charles Ansbacher                     24.425%
                             Trst. Swanee Hunt Family Foundation
                             c/o Elizabeth Alberti
                             168 Brattle St.
                             Cambridge, MA 02138

------------------------------------------------------------------------------------------------
                             Union Bank of California                              14.147%
                             FBO Service Employees BP 610001265-01
                             P. O. Box 85484
                             San Diego, CA 92186

------------------------------------------------------------------------------------------------
                             US Bank National Association                          16.260%
                             FBO A-Dec Inc. DOT 093098
                             Attn: Mutual Funds A/C 97307536
                             P. O. Box 64010
                             St. Paul, MN 55164-0010

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
         FUND NAME                   SHAREHOLDER NAME AND                       PERCENTAGE
                                          ADDRESS                              OF FUND HELD
------------------------------------------------------------------------------------------------
                             Northern Trust Company                                22.701%
                             FBO AEFC Pension Trust
                             A/C 22-53582
                             P. O. Box 92956
                             Chicago, IL 60675
------------------------------------------------------------------------------------------------
BOSTON PARTNERS              Charles Schwab & Co. Inc.                             73.676%
LARGE CAP FUND               Special Custody Account for Bene. of Cust.
INVESTOR SHARES              Attn: Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA 94104

------------------------------------------------------------------------------------------------
                             Jupiter & Co.                                          5.155%
                             c/o Investors Bank
                             PO Box 9130 FPG90
                             Boston, MA 02110

------------------------------------------------------------------------------------------------
BOSTON PARTNERS              MAC & CO.                                              8.389%
MID CAP VALUE FUND           A/C BPHF 3006002 Mutual Funds Operations
INST. SHARES                 P.O. Box 3198
                             Pittsburgh, PA 15230-3198

------------------------------------------------------------------------------------------------
                             The Northern Trust Company                             5.673%
                             FBO Thomas & Betts Master Retirement Trust
                             Attn: Ellen Shea
                             8155 T&B Blvd.
                             Memphis, TN 38123

------------------------------------------------------------------------------------------------
                             Strafe & Co.                                           6.352%
                             FAO S A A F Custody
                             A/C B300022102
                             P.O. Box 160
                             Westerville, OH 43086-0160

------------------------------------------------------------------------------------------------
                             MAC & CO.                                              8.107%
                             A/C LEMF5044062 Mutual Funds Operations
                             P.O. Box 3198
                             Pittsburgh, PA 15230-3198

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
         FUND NAME            SHAREHOLDER NAME AND                           PERCENTAGE
                                    ADDRESS                                 OF FUND HELD
------------------------------------------------------------------------------------------------
                             MAC & CO.                                          6.574%
                             A/C CHIF1001182
                             F/B/O Childrens Hospital LA
                             P.O. Box 3198
                             Pittsburgh, PA 15230-3198

------------------------------------------------------------------------------------------------
                             Wells Fargo Bank MN NA                             5.323%
                             FBO McCormick & Co
                             Pen-Boston A/C 12778825
                             P.O. Box 1533
                             Minneapolis, MN 55480

------------------------------------------------------------------------------------------------
                             American Express Trust Co.                         5.093%
                             FBO American Express Retir Serv Plans
                             Attn: Pat Brown
                             50534 AXP Financial Ctr.
                             Minneapolis, MN 55474

------------------------------------------------------------------------------------------------
BOSTON PARTNERS              National Financial Svcs. Corp. for Exclusive      15.115%
MID CAP VALUE FUND           Bene. of Our Customers
INV SHARES                   Sal Vella
                             200 Liberty St.
                             New York, NY 10281

------------------------------------------------------------------------------------------------
                             Charles Schwab & Co. Inc.                         48.180%
                             Special Custody Account for Bene. of Cust.
                             Attn: Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA 94104

------------------------------------------------------------------------------------------------
                             George B. Smithy, Jr.                              5.910%
                             38 Greenwood Road
                             Wellesley, MA 02181

------------------------------------------------------------------------------------------------
BOSTON PARTNERS              Chiles Foundation                                  9.476%
BOND FUND                    111 S.W. Fifth Ave.
INSTITUTIONAL                Ste. 4050
SHARES                       Portland, OR 97204

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
         FUND NAME            SHAREHOLDER NAME AND                           PERCENTAGE
                                    ADDRESS                                 OF FUND HELD
------------------------------------------------------------------------------------------------
                             The Roman Catholic Diocese of                     72.081%
                             Raleigh, NC
                             General Endowment
                             715 Nazareth St.
                             Raleigh, NC 27606
------------------------------------------------------------------------------------------------
                             The Roman Catholic Diocese of                     15.140%
                             Raleigh, NC
                             Clergy Trust
                             715 Nazareth St.
                             Raleigh, NC 27606
------------------------------------------------------------------------------------------------
BOSTON PARTNERS              Charles Schwab & Co. Inc                          96.869%
BOND FUND INVESTOR           Special Custody Account for Bene. of Cust.
SHARES                       Attn: Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA 94104

------------------------------------------------------------------------------------------------
BOSTON PARTNERS              Desmond J. Heathwood                              12.533%
SMALL CAP VALUE              41 Chestnut St.
FUND II-                     Boston, MA 02108
INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------
                             Boston Partners Asset Mgmt. L. P.                 57.428%
                             Attn: Jan Penney
                             28 State St.
                             Boston, MA 02109

------------------------------------------------------------------------------------------------
                             Wayne Archambo                                     5.772%
                             42 DeLopa Circle
                             Westwood, MA 02090

------------------------------------------------------------------------------------------------
                             David M. Dabora                                    5.772%
                             11 White Plains Ct.
                             San Anselmo, CA 94960

------------------------------------------------------------------------------------------------
                             National Investor Services Corp.                   5.087%
                             FBO Exclusive Benefit for our Customers
                             55 Water St.
                             New York, NY 10041-3299

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
         FUND NAME            SHAREHOLDER NAME AND                           PERCENTAGE
                                    ADDRESS                                 OF FUND HELD
------------------------------------------------------------------------------------------------
BOSTON PARTNERS              National Financial Services Corp.                            11.881%
SMALL CAP VALUE              For the Exclusive Bene. of our Customers
FUND II - INVESTOR           Attn: Mutual Funds 5/th/ Floor
SHARES                       200 Liberty St.
                             1 World Financial Center
                             New York, NY 10281

------------------------------------------------------------------------------------------------
                             Charles Schwab & Co., Inc.                                   84.035%
                             Special Custody Account for Bene. of Cust.
                             Attn: Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA 94104
------------------------------------------------------------------------------------------------
BOSTON PARTNERS              Boston Partners Asset Mgmt. L. P.                            99.152%
LONG/SHORT EQUITY            Attn: Jan Penney
FUND - INSTITUTIONAL         28 State St.
SHARES                       Boston, MA 02109

------------------------------------------------------------------------------------------------
BOSTON PARTNERS              Thomas Lannan and Kathleen Lannan                            75.131%
LONG/SHORT EQUITY FUND -     Jt. Ten. Wros.
INVESTOR SHARES              P. O. Box 312
                             Osterville, MA 02655
------------------------------------------------------------------------------------------------
                             Steven W. Kirkpatrick and                                    17.131%
                             Jane B. Kirkpatrick
                             Jt Ten Wros
                             One Rocky Run
                             Hingham, MA 02043
------------------------------------------------------------------------------------------------
SCHNEIDER SMALL              Arnold C. Schneider III                                       9.924%
CAP VALUE FUND               SEP IRA
                             826 Turnbridge Rd.
                             Wayne, PA 19087

------------------------------------------------------------------------------------------------
                             John Frederick Lyness                                        11.406%
                             81 Hillcrest Ave.
                             Summit, NJ 07901

------------------------------------------------------------------------------------------------
                             Fulvest & Co.                                                11.448%
                             c/o Fulton Bank Trust Dept.
                             P.O. Box 3215
                             Lancaster, PA 17604-3215

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
         FUND NAME            SHAREHOLDER NAME AND                           PERCENTAGE
                                    ADDRESS                                 OF FUND HELD
------------------------------------------------------------------------------------------------
                             Charles Schwab & Co. Inc.                          26.214%
                             Special Custody Account for Benefit of
                             Customers
                             Attn Mutual Funds
                             101 Montgomery Street
                             San Francisco,CA 94104
------------------------------------------------------------------------------------------------
BOGLE SMALL CAP              National Investors Services Corp.                   6.155%
GROWTH FUND                  for the Exclusive Benefit of our Customers
INVESTOR SHARES              55 Water Street 32/nd/ floor
                             New York, NY 10041-3299

------------------------------------------------------------------------------------------------
BOGLE SMALL CAP              John C. Bogle, Jr.                                  7.196%
GROWTH FUND                  IRA
INSTITUTIONAL                36 Carisbrooke Rd.
SHARES                       Wellesley, MA 02481

------------------------------------------------------------------------------------------------
                             National Investors Services Corp for the            6.731%
                             Exclusive Benefit of our Customers
                             55 Water St., 32/nd/ floor
                             New York, NY 10041-3299

------------------------------------------------------------------------------------------------
                             FTC & Co.                                          18.480%
                             Attn: Datalynx 125
                             P.O. Box 173736
                             Denver, CO 80217-3736

------------------------------------------------------------------------------------------------
                             U.S. Equity Investment Portfolio LP                 5.493%
                             1001 North U.S. Highway One
                             Suite 800
                             Jupiter, FL 33477

------------------------------------------------------------------------------------------------
                             Charles Schwab & Co, Inc.                          35.152%
                             Special Custody Account for the Benefit of
                             Customers
                             Attn: Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA 94104

------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          FUND NAME             SHAREHOLDER NAME AND            PERCENTAGE
                                     ADDRESS                    OF FUND HELD
--------------------------------------------------------------------------------
                             Howard Schilit                        8.383%
                             and Diane Schilit
                             Jt Ten Wros
                             10800 Mazwood Plaza
                             Rockville, MD 20852
--------------------------------------------------------------------------------

     As of November 29, 2000, the directors and officers as a group owned less than 1% of RBB's Shares.


                       INVESTMENT ADVISORY, DISTRIBUTION
                          AND SERVICING ARRANGEMENTS

     Advisory Agreements.

     Numeric renders advisory services to the Funds pursuant to Investment Advisory Agreements. The Advisory Agreements relating to each of the Funds are dated April 24, 1996, except for the Small Cap Value Fund, which is dated November 30, 1998.

     Numeric is entitled to receive a fee from its Micro Cap Fund calculated at an annual rate of 0.75% of its average daily net assets. Until December 31, 2001, Numeric has agreed to waive its advisory fees and/or reimburse expenses for its Micro Cap Fund (other than brokerage commissions, extraordinary items, interest and taxes) in excess of its advisory fees to the extent necessary to maintain an annualized expense ratio for its Micro Cap Fund of 1.25%. There can be no assurance that Numeric will continue such waivers and reimbursements thereafter.

     Effective January 1, 2001, for the Growth, Mid Cap and Small Cap Value Funds, Numeric is entitled to a performance based fee calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon the Fund's performance during the last rolling 12 month period. Under this arrangement, the investment advisory fee would never be greater than 1.35% nor less than 0.35% of each of the Growth, Mid Cap and Small Cap Value Funds' average daily net assets for the preceding month. The table below details the performance based fee arrangements.

     Percentage Point Difference
     Between Fund Performance (Net
     of Expenses Including Advisory                             Performance
     Fees) and Change in                                        Adjustment          Total
     Total Benchmark Index                       Basic Fee         Rate          Advisory Fee
     ---------------------                    ----------------     ----        ----------------
     +9% or more......................             0.85%           0.50%             1.35%
     +8% or more but less than +9%....             0.85%           0.40%             1.25%
     +7% or more but less than +8%....             0.85%           0.30%             1.15%
     +6% or more but less than +7%....             0.85%           0.20%             1.05%
     +5% or more but less than +6%....             0.85%           0.10%             0.95%
     +4% or more but less than +5%....             0.85%           None              0.85%
     +3% or more but less than +4%....             0.85%          -0.10%             0.75%
     +2% or more but less than +3%....             0.85%          -0.20%             0.65%
     +1% or more but less than +2%....             0.85%          -0.30%             0.55%
     +0% or more but less than +1%....             0.85%          -0.40%             0.45%
     Less than 0%.....................             0.85%          -0.50%             0.35%

     From January 1, 2001 through December 31, 2001, Numeric has agreed to reimburse expenses (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) in an aggregate amount equal to the amount by which the Growth, Mid Cap and/or Small Cap Value Funds' total operating expenses (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) exceeds a total operating expense ratio (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) of 0.50% of such Fund's average daily net assets.

     Prior to January 1, 2001, Numeric was entitled to a management fee of 0.75% of the average daily net assets of each of the Growth, Mid Cap and Small Cap Value Funds.

     For the fiscal years ended August 31, 2000, 1999 and 1998 the Funds paid Numeric advisory fees and Numeric waived advisory fees and reimbursed expenses in excess of its advisory fees as follows:

                                          Advisory Fees Paid
                                          (after waivers and
Fund                                        reimbursements)                  Waivers                  Reimbursements
---------------------------------------------------------------------------------------------------------------------------
Fiscal year ended August 31, 2000
Micro Cap                                       $691,341                     $160,187                      $     0
Growth                                          $408,582                     $125,333                      $     0
Mid Cap                                         $115,878                     $213,484                      $     0
Small Cap Value                                 $  7,892                     $ 75,193                      $ 4,558
Fiscal year ended August 31, 1999
Micro Cap                                       $630,289                     $125,805                      $     0
Growth                                          $451,504                     $121,919                      $     0
Mid Cap                                         $488,857                     $171,847                      $     0
Small Cap Value*                                $    931                     $ 54,759                      $14,836
Fiscal year ended August 31, 1998
Micro Cap                                       $912,750                     $140,740                      $     0
Growth                                          $782,298                     $121,746                      $     0
Mid Cap                                         $675,595                     $136,503                      $     0

*    The Small Cap Value Fund commenced operations on November 30, 1998.

     The Funds bear all of their own expenses not specifically assumed by Numeric. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Fund include, but are not limited to the expenses listed in the prospectus and the following (or a Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Fund and any losses incurred in connection therewith; (b) expenses of organizing RBB that are not attributable to a class of RBB; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a Fund for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; and (g) the cost of investment company literature and other publications provided by RBB to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of RBB, are allocated to such class.

     Under the Advisory Agreements, Numeric will not be liable for any error of judgment or mistake of law or for any loss suffered by RBB or the Funds in connection with the performance of an Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Numeric in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory Agreements for the Micro Cap, Growth and Mid Cap Funds were approved on April 24, 1996 and were most recently reapproved on July 26, 2000, each time by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or interested persons (as defined in the 1940 Act) of such parties. The

Advisory Agreement for the Small Cap Value Fund was similarly approved on October 28, 1998 and was most recently reapproved on July 26, 2000. The Advisory Agreements are terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Funds, at any time without penalty, on 60 days' written notice to Numeric. The Advisory Agreements for the Micro Cap, Growth and Mid Cap Funds became effective on May 20, 1996 and were approved by written consent of the sole shareholder of each of the Micro Cap, Growth and Mid Cap Funds on May 28, 1996. Amendments to each of the Advisory Agreements for the Micro Cap, Growth and Mid Cap Funds were approved at a Special Meeting of Shareholders held on November 22, 1999. The Advisory Agreement for the Small Cap Value Fund became effective on November 30, 1998 and was approved by written consent of the sole shareholder of the Fund on November 30, 1998. An amendment to the Advisory Agreement for the Small Cap Value Fund was approved at a Special Meeting of Shareholders held on November 22, 1999. The Advisory Agreements terminate automatically in the event of assignment thereof.

     The Advisory Agreements provide that Numeric shall at all times have all rights in and to each Fund's name and all investment models used by or on behalf of the Funds. Numeric may use each Fund's name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and RBB has agreed to execute and deliver any and all documents required to indicate its consent to such use.

     The Advisory Agreements further provide that no public reference to, or description of, Numeric or its methodology or work shall be made by RBB, whether in the Prospectus, Statement of Additional Information or otherwise, without the prior written consent of Numeric, which consent shall not be unreasonably withheld. In each case, RBB has agreed to provide Numeric a reasonable opportunity to review any such reference or description before being asked for such consent.

     Custodian Agreements.

     Custodial Trust Company ("CTC") is custodian of the Funds' assets pursuant to custodian agreements dated as of May 20, 1996, as amended (the "Custodian Agreements"). Under the Custodian Agreements, CTC (a) maintains a separate account or accounts in the name of each of the Funds, (b) holds and transfers portfolio securities on account of each of the Funds, (c) accepts receipts and makes disbursements of money on behalf of each of the Funds, (d) collects and receives all income and other payments and distributions on account of each of the Funds' portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Funds' operations. CTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that CTC remains responsible for the performance of all its duties under the Custodian Agreements and holds RBB harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreements, CTC receives a fee calculated at 0.03% of each Fund's average daily net assets.

     Transfer Agency Agreements.

     PFPC Inc. ("PFPC") serves as the transfer and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement dated August 16, 1988, as supplemented (collectively, the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of each of the Funds, (b) addresses and mails all communications by the Funds to record owners of shares of the Funds, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Funds. For its services to the Funds under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $10 per account for the Funds, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.


     Co-Administration Agreements.

     Bear Stearns Funds Management Inc. ("BSFM") serves as co-administrator to the Funds pursuant to Co-Administration Agreements dated April 24, 1996, as amended, for each of the Funds (the "BSFM Co-Administration Agreements"). BSFM has agreed to assist each of the Funds in all significant aspects of their administration and operations. The BSFM Co-Administration Agreements provide that BSFM shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the BSFM Co-Administration Agreements, BSFM receives a fee with respect to each of the Funds calculated at an annual rate of 0.05% of the first $150 million of each Fund's average daily net assets and 0.02% on all assets above $150 million.

     PFPC also serves as co-administrator to Funds pursuant to Co-Administration Agreements dated as of April 24, 1996, as amended (the "PFPC Co-Administration Agreements"). PFPC has agreed to calculate the Funds' net asset values, provide all accounting services for the Funds and assist in related aspects of the Funds' operations. The PFPC Co-Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the PFPC Co-Administration Agreements, PFPC receives a fee with respect to each of the Funds calculated at an annual rate of 0.125% of each Fund's average daily net assets, exclusive of out-of-pocket expenses and pricing charges. PFPC is currently waiving fees in excess of 0.115% of each Fund's average daily net assets.

     For the fiscal years ended August 31, 2000, 1999 and 1998, the Funds paid administration fees to PFPC and BSFM, and PFPC waived administration fees as follows:

                                            Co-Administration Fees
Fund                                         Paid (After Waivers)              Waivers
------------------------------------------------------------------------------------------
For the fiscal year ended August 31, 2000.
(PFPC)
------
Micro Cap                                   $130,599                           $11,354
Growth                                      $ 82,562                           $ 6,521
Mid Cap                                     $ 74,999                           $     0
Small Cap Value                             $ 37,498                           $37,501
(BSFM)
------
Micro Cap                                   $ 56,768                           $     0
Growth                                      $ 35,614                           $     0
Mid Cap                                     $ 21,957                           $     0
Small Cap Value                             $  5,539                           $     0
For the fiscal year ended August 31, 1999.
(PFPC)
------
Micro Cap                                   $115,935                           $10,081
Growth                                      $ 87,944                           $ 7,646
Mid Cap                                     $103,317                           $ 8,809
Small Cap Value*                            $ 28,123                           $28,126
(BSFM)
------
Micro Cap                                   $ 50,406                           $     0
Growth                                      $ 38,228                           $     0
Mid Cap                                     $ 44,047                           $     0
Small Cap Value*                            $  3,775                           $     0
For the fiscal year ended August 31, 1998.
(PFPC)
------
Micro Cap                                   $161,535                           $14,047
Growth                                      $138,620                           $12,054
Mid Cap                                     $124,522                           $11,179
(BSFM)
------
Micro Cap                                   $ 70,233                           $     0
Growth                                      $ 60,270                           $     0
Mid Cap                                     $ 54,025                           $     0

*    The Small Cap Value Fund commenced operations on November 30, 1998.

     Administrative Services Agent.

     Provident Distributors, Inc. ("PDI") provides certain administrative services to the Funds that are not provided by BSFM or PFPC. These services include furnishing data processing and clerical services, acting as liaison between the Funds and various service providers and coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports. As compensation for such administrative services, PDI is entitled to a monthly fee calculated at the annual rate of 0.15% of each Fund's average daily net assets. PDI is currently waiving fees in excess of 0.03% of each Fund's average daily net assets for open Funds and 0.02% of each closed Fund's average daily net assets.

     Effective on or about January 2, 2001, PFPC Distributors, Inc. ("PFPC Distributors") will provide administrative services to the Funds as described above and pursuant to the same compensation as for PDI.

     Prior to May 29, 1998, Credit Suisse Asset Management Funds Services, Inc. ("Credit Suisse Service") (formerly known as Counsellors Funds Services Inc.), an indirect wholly-owned subsidiary of Credit Suisse, Inc., acted as Administrative Services Agent pursuant to the same compensation as for PDI.

     For the fiscal years ended August 31, 2000, 1999 and 1998, the Funds paid administrative services fees to PDI and Credit Suisse Service, and PDI and Credit Suisse Service waived administrative services fees as follows:

                                                           Administrative Services
           Fund                                            Fees Paid (After Waivers)      Waivers
 --------------------------------------------------------------------------------------------------
For the fiscal year ended August 31, 2000
(PDI)
-----
Micro Cap                                                     $22,708                     $147,598
Growth                                                        $14,245                     $ 92,597
Mid Cap                                                       $13,174                     $ 52,698
Small Cap Value                                               $ 3,323                     $ 13,294
For the fiscal year ended August 31, 1999
(PDI)
-----
Micro Cap                                                     $20,163                     $131,056
Growth                                                        $15,292                     $ 99,393
Mid Cap                                                       $26,428                     $105,713
Small Cap Value*                                              $ 2,265                     $  9,059
For the period from May 29, 1998 through August 31, 1998
(PDI)
-----
Micro Cap                                                     $ 6,924                     $ 44,172
Growth                                                        $ 5,888                     $ 37,315
Mid Cap                                                       $11,064                     $ 44,256
For the period from September 1, 1997 through May 29, 1998
(Credit Suisse Service)
-----------------------
Micro Cap                                                     $31,920                     $127,682
Growth                                                        $27,521                     $110,085
Mid Cap                                                       $21,420                     $ 85,680

*    The Small Cap Value Fund commenced operations on November 30, 1998.

     Distributor.

     PDI serves as distributor of the Shares pursuant to the terms of a distribution agreement dated as of June 25, 1999 (the "Distribution Agreement") entered into by PDI and RBB. No compensation is payable by RBB to PDI for distribution services with respect to the Funds. Effective on or about January 2, 2001, PFPC Distributors will serve as the distributor of the Funds pursuant to the same compensation as for PDI. Credit Suisse Asset Management Securities, Inc. (formerly known as Counsellors Securities Inc.) served as distributor of the Shares prior to May 29, 1998.

                                 FUND TRANSACTIONS

     Subject to policies established by the Board of Directors and applicable rules, Numeric is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, Numeric seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Numeric generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

     No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Numeric may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of Numeric. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Numeric under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Numeric, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Numeric, as applicable, to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.

     For the fiscal year ended August 31, 2000, the Funds paid aggregate commissions to brokers on account of research services as follows:


               Fund                  Brokerage Commissions
               ---------------------------------------------
               Micro Cap                       $59,497
               Growth                          $18,944
               Mid Cap                         $24,588
               Small Cap Value                 $ 2,554


     Corporate debt and U.S. Government securities and many micro- and small-cap stocks are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt, micro- or small-cap securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Numeric may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Funds prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Funds' anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Funds would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for the Funds and for other investment accounts managed by Numeric are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Funds. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such security of which Numeric or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by RBB's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

     In no instance will portfolio securities be purchased from or sold to PDI, PNC Bank or Numeric or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     For the fiscal years ended August 31, 1998, 1999 and 2000, the Funds paid brokerage commissions on behalf of the Funds as follows:


                                            Aggregate
             Fund                          Commissions
                                   1998       1999           2000
            --------------------------------------------------------
             Micro Cap          $706,342      $568,754       $442,734
             Growth             $512,762      $395,555       $183,824
             Mid Cap            $508,568      $514,406       $209,571
             Small Cap Value*      N/A        $ 58,795       $ 62,105


          *  The Small Cap Value Fund commenced operations on November 30, 1998.


     The Funds are required to identify any securities of RBB's regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year. As of August 31, 2000, the following Funds held the following securities:

Fund                              Security                         Value
----------------------------------------------------------------------------
Mid Cap                Bear Stearns Companies, Inc. (the)        $254,837
Mid Cap                Investment Technology Group, Inc.         $235,200
Mid Cap                Lehman Brothers Holdings, Inc.            $116,000
Small Cap Value        Tucker Anthony Sutro Corp.                $ 37,700

                  ADDITIONAL INFORMATION CONCERNING RBB SHARES

          RBB has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 15.976 billion shares have been classified into 94 classes as shown in the table below. Shares of the Classes FF, GG, HH and MMM constitute the Funds described herein. Under RBB's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.

                                        Number of Authorized                                                  Number of Authorized
Class of Common Stock                     Shares (millions)        Class of Common Stock                        Shares (millions)
--------------------------------------------------------------     -----------------------------------------------------------------
A (Growth & Income)                                 100               YY (Schneider Capital Small Cap Value)                 100

B                                                   100               ZZ                                                     100
C (Balanced)                                        100               AAA                                                    100
D  (Tax-Free)                                       100               BBB                                                    100
E (Money)                                           500               CCC                                                    100
F (Municipal Money)                                 500               DDD (Boston Partners Institutional
                                                                      Small Cap Value Fund II)                               100

G (Money)                                           500               EEE (Boston Partners Investors Small
                                                                      Cap Value Fund II)                                     100

H (Municipal Money)                                 500               FFF                                                    100
I (Sansom Money)                                   1500               GGG                                                    100
J (Sansom Municipal Money)                          500               HHH                                                    100
K (Sansom Government Money)                         500               III (Boston Partners Institutional
                                                                      Long/Short Equity)                                     100

L (Bedford Money)                                  1500               JJJ (Boston Partners Investors
                                                                      Long/Short Equity)                                     100

M (Bedford Municipal Money)                         500               KKK (Boston Partners Institutional
                                                                      Long-Short Equity)                                     100

N (Bedford Government Money)                        500               LLL (Boston Partners Investors
                                                                      Long-Short Equity)                                     100

O (Bedford N.Y. Money)                              500               MMM  (n/i numeric Small Cap Value)                     100

P (RBB Government)                                  100               Class NNN (Bogle Institutional Small
                                                                      Cap Growth)                                            100

Q                                                   100               Class OOO (Bogle Investors Small Cap
                                                                      Growth)                                                100

R (Municipal Money)                                 500               Select (Money)                                         700
S (Government Money)                                500               Beta 2 (Municipal Money)                                 1
T                                                   500               Beta 3 (Government Money)                                1
U                                                   500               Beta 4 (N.Y. Money)                                      1
V                                                   500               Principal Class (Money)                                700
W                                                   100               Gamma 2 (Municipal Money)                                1
X                                                    50               Gamma 3 (Government Money)                               1
Y                                                    50               Gamma 4 (N.Y. Money)                                     1
Z                                                    50               Delta 1 (Money)                                          1
AA                                                   50               Delta 2 (Municipal Money)                                1
BB                                                   50               Delta 3 (Government Money)                               1
CC                                                   50               Delta 4 (N.Y. Money)                                     1
DD                                                  100               Epsilon 1 (Money)                                        1
EE                                                  100               Epsilon 2 (Municipal Money)                              1
FF (n/i numeric Micro Cap)                           50               Epsilon 3 (Government Money)                             1
GG (n/i numeric Growth)                              50               Epsilon 4 (N.Y. Money)                                   1
HH (n/i numeric Mid Cap)                             50               Zeta 1 (Money)                                           1
II                                                  100               Zeta 2 (Municipal Money)                                 1

                                        Number of Authorized                                                  Number of Authorized
Class of Common Stock                     Shares (millions)        Class of Common Stock                        Shares (millions)
-------------------------------------------------------------      --------------------------------------------------------------
JJ                                                     100          Zeta 3 (Government Money)                            1
KK                                                     100          Zeta 4 (N.Y. Money)                                  1
LL                                                     100          Eta 1 (Money)                                        1
MM                                                     100          Eta 2 (Municipal Money)                              1
NN                                                     100          Eta 3 (Government Money)                             1
OO                                                     100          Eta 4 (N.Y. Money)                                   1
PP                                                     100          Theta 1 (Money)                                      1
QQ (Boston Partners Institutional Large                             Theta 2 (Municipal Money)                            1
Cap)                                                   100
RR (Boston Partners Investors Large Cap)               100          Theta 3 (Government Money)                           1
SS (Boston Partners Advisor Large Cap)                 100          Theta 4 (N.Y. Money)                                 1
TT (Boston Partners Investors Mid Cap)                 100
UU (Boston Partners Institutional Mid Cap)             100
VV (Boston Partners Institutional Bond)                100
WW (Boston Partners Investors Bond)                    100

     The classes of Common Stock have been grouped into 14 separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Principal (Gamma) Family, the Select (Beta) Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family, the Delta Family, the Epsilon Family, the Theta Family, the Eta Family, and the Zeta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the Bedford Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in one non-money market portfolio; the Select (Beta) Family, the Principal (Gamma) Family and the Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, New York Municipal Money Market and Government Obligations Money Market Portfolios.

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio). The name "n/i numeric investors" may be used in the name of other portfolios managed by Numeric.

                      PURCHASE AND REDEMPTION INFORMATION

     You may purchase shares through an account maintained by your brokerage firm and you may also purchase shares directly by mail or wire. The Funds reserve the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

     Under the 1940 Act, the Company may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which the SEC restricts trading on the NYSE or determines an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or any Fund from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

     An illustration of the computation of the public offering price per share of each of the Funds, based on the value of the Funds' respective net assets as of August 31, 2000, is as follows:

                                     Micro Cap           Growth           Mid Cap       Small Cap Value
     ---------------------------------------------------------------------------------------------------
     Net assets                       $134,533,059       $79,520,332       $44,430,163       $13,480,767
     Outstanding shares                  6,408,939         3,356,493         2,311,295         1,044,582
     Net asset value per share        $      20.99       $     23.69       $     19.22       $     12.91
     Maximum sales charge                       --                --                --                --
     Maximum Offering Price to
     Public                           $      20.99       $     23.69       $     19.22       $     12.91


                              VALUATION OF SHARES

     The net asset value per share of each Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday. Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. Net asset value per share is calculated by adding the value of each Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the Fund, and dividing the result by the number of outstanding shares of the Fund.

     In determining the approximate market value of portfolio investments, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Funds' books at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.

                            PERFORMANCE INFORMATION

     Total Return. For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                               P(1 + T)/n/ = ERV

     Where:  P     =   hypothetical initial payment of $1,000
             T     =   average annual total return
             n     =   number of years (1, 5 or 10)
             ERV   =   ending redeemable value at the end of the 1, 5 or 10 year
                       periods (or fractional portion thereof) of a hypothetical
                       $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Funds' registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Funds are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Funds.

     The formula for calculating aggregate total return is as follows:

                                                ERV
                     Aggregate Total Return = [(---) - 1]
                                                 P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

     Performance. From time to time, the Funds may advertise their average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of a Fund's shares assuming that any income dividends and/or capital gain distributions made by a Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of a Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

     When considering average total return figures for periods longer than one year, it is important to note that a Fund's annual total return for one year in the period might have been greater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Funds seek long-term appreciation and that such return may not be representative of a Fund's return over a longer market cycle. The Funds may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in a Fund for the specific period (again reflecting changes in a Fund's share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions) and would be quoted separately for each class of a Fund's shares.

     Calculated according to the SEC Rules, the average annual total returns for the Funds were as follows:

          Fund                                     Average Annual Return
          --------------------------------------------------------------
          For one year ended August 31, 2000
          Micro Cap                                        54.42%
          Growth                                           63.11%
          Mid Cap                                          29.61%
          Small Cap Value                                  13.94%
          Since Inception
          Micro Cap/1/                                     28.92%
          Growth/1/                                        22.91%
          Mid Cap/1/                                       22.88%
          Small Cap Value/2/                               12.04%

          /1/ The Micro Cap, Growth and Mid Cap Funds commenced operations on June 3, 1996.
          /2/  The Small Cap Value Fund commenced operations on November 30,
               1998.

     Calculated according to the above formula, the aggregate total return for the Funds was as follows:

          Fund                                     Aggregate Total Return
          ---------------------------------------------------------------
          For one year ended August 31, 2000
          Micro Cap                                         54.42%
          Growth                                            63.11%
          Mid Cap                                           29.61%
          Small Cap Value                                   13.94%
          Since Inception
          Micro Cap/1/                                      194.29%
          Growth/1/                                         140.27%
          Mid Cap/1/                                        140.00%
          Small Cap Value/2/                                22.10%

          /1/ The Micro Cap, Growth and Mid Cap Funds commenced operations on June 3, 1996.
          /2/  The Small Cap Value Fund commenced operations on November 30,
               1998.

     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance.

     In reports or other communications to investors or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) with their benchmark indices, as well as the S&P 500 or (3) other appropriate indices of investment securities or with data developed by Numeric derived from such indices. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.

     In reports or other communications to investors or in advertising, the Funds may also describe the general biography or work experience of the portfolio managers of the Funds and may include quotations attributable to the portfolio managers describing approaches taken in managing the Funds' investments, research methodology, underlying stock selection or the Funds' investment objective. The Funds may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Funds may from time to time compare their expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

                                     TAXES

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If the Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

                                 MISCELLANEOUS

     Counsel. The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to RBB and RBB's non-interested directors.

     Independent Accountants. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as RBB's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of RRB's financial statements.

                             FINANCIAL STATEMENTS

     The audited financial statements and notes thereto in the Funds' Annual Report to Shareholders (the "2000 Annual Report") for the fiscal year ended August 31, 2000 (the "Financial Statements") are incorporated by reference into this Statement of Additional Information. No other parts of the 2000 Annual Report are incorporated by reference herein. The financial statements included in the 2000 Annual Report have been audited by RBB's independent accountants, PricewaterhouseCoopers LLP. The reports of PricewaterhouseCoopers LLP are incorporated herein by reference, and such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 2000 Annual Report may be obtained free of charge by telephoning PFPC at (800) 348-5031.

                                  APPENDIX A
                                  ----------

Commercial Paper Ratings
------------------------

     A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks:
------------------------------------------

     Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

  Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  "Not Prime" - Issuers do not fall within any of the Prime rating categories.





  Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

  "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

  "D" - Securities are in actual or imminent payment default.




Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

  "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.







     - "r" - The 'r' highlights obligations that Standard & Poor's believes have significant noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     - N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.


The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Con. (...) - Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.


Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:




  "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

  "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

  "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

  "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

  "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

  "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

  "CCC", "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

  "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Notes to Fitch Long-Term and Short-Term Ratings:
------------------------------------------------

  - To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "CCC" and "F1" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

  - `NR' indicates the Fitch does not rate the issuer or issue in question.

  - `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

  - RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

  A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend.
In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings
----------------------

  A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk.
The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

  "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

  "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

  "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

  "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

                                     PART C

                               OTHER INFORMATION

Item 23.  EXHIBITS

                                                                                                           SEE NOTE #
                                                                                                           ----------
    (a)   (1)     Articles of Incorporation of Registrant.                                                      1
          (2)     Articles Supplementary of Registrant.                                                         1
          (3)     Articles of Amendment to Articles of Incorporation of Registrant.                             2
          (4)     Articles Supplementary of Registrant.                                                         2
          (5)     Articles Supplementary of Registrant.                                                         5
          (6)     Articles Supplementary of Registrant.                                                         6
          (7)     Articles Supplementary of Registrant.                                                         9
          (8)     Articles Supplementary of Registrant.                                                        10
          (9)     Articles Supplementary of Registrant.                                                        11
          (10)    Articles Supplementary of Registrant.                                                        11
          (11)    Articles Supplementary of Registrant.                                                        13
          (12)    Articles Supplementary of Registrant.                                                        13
          (13)    Articles Supplementary of Registrant.                                                        13
          (14)    Articles Supplementary of Registrant.                                                        13
          (15)    Articles Supplementary of Registrant.                                                        14
          (16)    Articles Supplementary of Registrant.                                                        17
          (17)    Articles Supplementary of Registrant.                                                        19
          (18)    Articles Supplementary of Registrant.                                                        21
          (19)    Articles of Amendment to Charter of the Registrant.                                          22
          (20)    Articles Supplementary of Registrant.                                                        22
          (21)    Articles Supplementary of Registrant.                                                        31
          (22)    Articles Supplementary of Registrant.                                                        31
          (23)    Articles Supplementary of Registrant.                                                        29
          (24)    Articles Supplementary of Registrant.                                                        29
          (25)    Articles Supplementary of Registrant.                                                        34
          (26)    Articles Supplementary of Registrant.                                                        36
          (27)    Articles of Amendment to Charter of the Registrant.                                          37
          (28)    Articles of Amendment to Charter of the Registrant.                                          37
          (29)    Articles Supplementary of Registrant.                                                        37
          (30)    Form of Articles of Amendment to Charter of the Registrant.                                  37
     (b)  (1)     By-Laws, as amended.                                                                         37
     (c)  (1)     See Articles VI, VII, VIII, IX and XI of Registrant's Articles of
                  Incorporation dated February 17, 1988.                                                       1
          (2)     See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as amended
                  through April 26, 1996.                                                                      17
     (d)  (1)     Investment Advisory Agreement (Money Market) between Registrant and Provident                3
                  Institutional Management Corporation, dated as of August 16, 1988.
          (2)     Sub-Advisory Agreement (Money Market) between Provident Institutional Management             3
                  Corporation and Provident National Bank, dated as of August 16, 1988.
          (3)     Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock                34
                  Institutional Management Corporation (formerly PNC Institutional Management Corporation)
                  dated April 29, 1998.
          (4)     Investment Advisory Agreement (Tax-Free Money Market) between Registrant and Provident       3
                  Institutional Management Corporation, dated as of August 16, 1988.

                                                                                                            SEE NOTE #
                                                                                                            ----------

          (5)     Sub-Advisory Agreement (Tax-Free Money Market) between Provident Institutional               3
                  Management Corporation and Provident National Bank, dated as of August 16, 1988.

          (6)     Assumption Agreement (Municipal Money Market Fund) between PNC Bank, N.A. and BlackRock      34
                  Institutional Management Corporation (formerly PNC Institutional Management Corporation)
                  dated April 29, 1998.

          (7)     Investment Advisory Agreement (Government Obligations Money Market) between Registrant       3
                  and Provident Institutional Management Corporation, dated as of August 16, 1988.

          (8)     Sub-Advisory Agreement (Government Obligations Money Market) between Provident               3
                  Institutional Management Corporation and Provident National Bank, dated as of August 16,
                  1988.

          (9)     Assumption Agreement (Government Obligations Money Market Fund) between PNC                  34
                  Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC
                  Institutional Management Corporation) dated April 29, 1998.

          (10)    Investment Advisory Agreement (Government Securities) between Registrant and                 8
                  Provident Institutional Management Corporation dated as of April 8, 1991.

          (11)    Investment Advisory Agreement (New York Municipal Money Market) between                      9
                  Registrant and Provident Institutional Management Corporation dated November 5,
                  1991.

          (12)    Investment Advisory Agreement (Tax-Free Money Market) between Registrant and                 10
                  Provident Institutional Management Corporation dated April 21, 1992.

          (13)    Investment Advisory Agreement (n/i Micro Cap Fund) between Registrant and                    17
                  Numeric Investors, L.P.

          (14)    Investment Advisory Agreement (n/i Growth Fund) between Registrant and                       17
                  Numeric Investors, L.P.

          (15)    Investment Advisory Agreement (n/i Growth & Value Fund) between Registrant                   17
                  and Numeric Investors, L.P.

          (16)    Investment Advisory Agreement (Boston Partners Large Cap Value Fund) between                 20
                  Registrant and Boston Partners Asset Management, L.P.

          (17)    Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between                   22
                  Registrant and Boston Partners Asset Management, L.P.

          (18)    Investment Advisory Agreement (n/i Larger Cap Value Fund) between Registrant                 24
                  and Numeric Investors, L.P. dated December 1, 1997.

          (19)    Investment Advisory Agreement (Boston Partners Bond Fund) between Registrant                 24
                  and Boston Partners Asset Management, L.P. dated December 1, 1997.

          (20)    Investment Advisory Agreement (Schneider Small Cap Value Fund) between                       29
                  Registrant and Schneider Capital Management Company.

          (21)    Investment Advisory Agreement (Boston Partners Micro Cap Value Fund) between                 29
                  Registrant and Boston Partners Asset Management, L.P.

          (22)    Investment Advisory Agreement (Boston Partners Market Neutral Fund) between                  31
                  Registrant and Boston Partners Asset Management, L.P.

                                                                                                              SEE NOTE #
                                                                                                              ----------

          (23)    Investment Advisory Agreement (n/i Small Cap Value Fund) between Registrant                  31
                  and Numeric Investors, L.P.

          (24)    Form of Investment Advisory Agreement (Boston Partners Long- Short                           32
                  Equity Fund) between Registrant and Boston Partners Asset Management, L.P.

          (25)    Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and           34
                  Bogle Investment Management, L. P.

          (26)    Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric      37
                  Investors, L. P. for the n/i numeric investors Growth Fund.

          (27)    Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric      37
                  Investors, L. P. for the n/i numeric investors Mid Cap Fund.

          (28)    Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric      37
                  Investors, L. P. for the n/i numeric investors Small Cap Value Fund.

     (e)  (1)     Distribution Agreement between Registrant and Provident Distributors, Inc.                   34
                  dated as of June 25, 1999.

          (2)     Distribution Agreement Supplement between Registrant and Provident Distributors, Inc.        34
                  (Bogle Small Cap Growth Fund- Institutional Class and Investor Class)

          (3)     Form of Distribution Agreement between Registrant and PFPC Distributors, Inc.                37

     (f)          Fund Office Retirement Profit-Sharing and Trust Agreement, dated as   of October             23
                  24, 1990, as amended.

     (g)  (1)     Custodian Agreement between Registrant and Provident National Bank dated as of               3
                  August 16, 1988.

          (2)     Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant                 10
                  and Provident National Bank, dated as of July 13, 1992, relating to custody of
                  Registrant's foreign securities.

          (3)     Amendment No. 1 to Custodian Agreement dated August 16, 1988.                                9

          (4)     Custodian Contract between Registrant and State Street Bank and Trust Company.               12

          (5)     Custody Agreement between Registrant and Custodial Trust Company on behalf of                17
                  n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value Fund Portfolios of the
                  Registrant.

          (6)     Custodian Agreement Supplement Between Registrant and PNC Bank, National                     20
                  Association dated October 16, 1996.

          (7)     Custodian Agreement Supplement between Registrant and PNC Bank, National                     22
                  Association, on behalf of the Boston Partners Mid Cap Value Fund.

          (8)     Custody Agreement between Registrant and Custodial Trust Company on behalf of                24
                  the n/i Larger Cap Value Fund.

          (9)     Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on behalf               24
                  of the Boston Partners Bond Fund.

          (10)    Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on                      29
                  behalf of the Schneider Small Cap Value Fund.

          (11)    Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on                      29
                  behalf of the Boston Partners Micro Cap Value Fund.

          (12)    Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on                      31
                  behalf of Boston Partners Market Neutral Fund.


                                                                                                            SEE NOTE #
                                                                                                            ----------
          (13)    Custodian Agreement Supplement between Registrant and Custodial Trust Company                  31
                  on behalf of n/i Small Cap Value Fund.

          (14)    Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company               32
                  (Boston Partners Long Short Equity Fund)

          (15)    Custodian Agreement Supplement between Registrant and PFPC Trust Company (Bogle Small          34
                  Cap Growth Fund)

     (h)  (1)     Transfer Agency Agreement (Sansom Street) between Registrant and Provident                     3
                  Financial Processing Corporation, dated as of August 16, 1988.

          (2)     Transfer Agency Agreement (Cash Preservation) between Registrant and Provident                 3
                  Financial Processing Corporation, dated as of August 16, 1988.

          (3)     Shareholder Servicing Agreement (Sansom Street Money Market).                                  3

          (4)     Shareholder Servicing Agreement (Sansom Street Tax-Free Money Market).                         3

          (5)     Shareholder Servicing Agreement (Sansom Street Government Obligations Money                    3
                  Market).

          (6)     Shareholder Services Plan (Sansom Street Money Market).                                        3

          (7)     Shareholder Services Plan (Sansom Street Tax-Free Money Market).                               3

          (8)     Shareholder Services Plan (Sansom Street Government Obligations Money Market).                 3

          (9)     Transfer Agency Agreement (Bedford) between Registrant and Provident Financial                 3
                  Processing Corporation, dated as of August 16, 1988.

          (10)    Administration and Accounting Services Agreement between Registrant and                        8
                  Provident Financial Processing Corporation, relating to Government Securities
                  Portfolio, dated as of April 10, 1991.

          (11)    Administration and Accounting Services Agreement between Registrant and                        9
                  Provident Financial Processing Corporation, relating to New York Municipal Money
                  Market Portfolio dated as of November 5, 1991.

          (12)    Transfer Agency Agreement and Supplements (Bradford, Alpha (now known as                       9
                  Janney), Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and
                  Provident Financial Processing Corporation dated as of November 5, 1991.

          (13)    Administration and Accounting Services Agreement between Registrant and                        10
                  Provident Financial Processing Corporation, relating to Tax-Free Money Market
                  Portfolio, dated as of April 21, 1992.

          (14)    Transfer Agency and Service Agreement between Registrant and State Street                      15
                  Bank and Trust Company and PFPC, Inc. dated February 1, 1995.

          (15)    Supplement to Transfer Agency and Service Agreement between Registrant, State                  15
                  Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995.

          (16)    Amended and Restated Credit Agreement dated December 15, 1994.                                 16

          (17)    Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i Growth Fund and                  17
                  n/i Growth & Value Fund) between Registrant and PFPC, Inc. dated April 14, 1996.

          (18)    Administration and Accounting Services Agreement between Registrant and PFPC,                  17
                  Inc. (n/i Micro Cap Fund) dated April 24, 1996.

          (19)    Administration and Accounting Services Agreement between Registrant and PFPC,                  17
                  Inc. (n/i Growth Fund) dated April 24, 1996.

                                                                                                          SEE NOTE #
                                                                                                          ----------
          (20)    Administration and Accounting Services Agreement between Registrant and PFPC,              17
                  Inc. (n/i Growth & Value Fund) dated April 24, 1996.

          (21)    Transfer Agreement and Service Agreement between Registrant and State Street               18
                  Bank and Trust Company.

          (22)   Administration and Accounting Services Agreement between the Registrant and                 21
                 PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value Fund).

          (23)   Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston               20
                 Partners Large Cap Value Fund, Institutional Class).

          (24)    Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston              20
                  Partners Large Cap Value Fund, Investor Class).

          (25)    Transfer Agency Agreement Supplement between Registrant and PFPC Inc. (Boston              20
                  Partners Large Cap Value Fund, Advisor Class).

          (26)    Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,                     22
                  (Boston Partners Mid Cap Value Fund, Institutional Class).

          (27)    Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,                     22
                  (Boston Partners Mid Cap Value Fund, Investor Class).

          (28)    Administration and Accounting Services Agreement between Registrant and PFPC               22
                  Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value Fund).

          (29)    Transfer Agency Agreement Supplement (n/i Larger Cap Value Fund) between                   24
                  Registrant and PFPC, Inc. dated December 1, 1997.

          (30)    Administration and Accounting Services Agreement between Registrant and PFPC,              24
                  Inc. dated December 1, 1997 (n/i Larger Cap Value Fund).

          (31)    Co-Administration Agreement between Registrant and Bear Stearns Funds                      24
                  Management, Inc. dated December 1, 1997 (n/i Larger Cap Value Fund).

          (32)    Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. dated               24
                  December 1, 1997 (Boston Partners Bond Fund, Institutional Class).

          (33)    Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. dated               24
                  December 1, 1997 (Boston Partners Bond Fund, Investor Class).

          (34)    Administration and Accounting Services Agreement between Registrant and PFPC,              24
                  Inc. dated December 1, 1997 (Boston Partners Bond Fund).

          (35)    Administration and Accounting Services Agreement between Registrant and PFPC               29
                  Inc. (Schneider Small Cap Value Fund).

          (36)    Transfer Agency Agreement Supplement between Registrant and PFPC Inc.                      29
                  (Schneider Small Cap Value Fund).

          (37)    Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.                     29
                  (Boston Partners Micro Cap Value Fund, Institutional Class).

          (38)    Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.                     29
                  (Boston Partners Micro Cap Value Fund, Investor Class).

          (39)    Administration and Accounting Services Agreement between Registrant and PFPC,              29
                  Inc. (Boston Partners Micro Cap Value Fund).

                                                                                                          SEE NOTE #
                                                                                                          ----------
          (40)    Administrative Services Agreement between Registrant and Provident                          26
                  Distributors, Inc. dated as of May 29, 1998 and relating to the n/i funds,
                  Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners
                  Funds.

          (41)    Administrative Services Agreement Supplement between Registrant and Provident               31
                  Distributors, Inc.  relating to the Boston Partners Market Neutral Fund
                  (Institutional Class).

          (42)    Administrative and Accounting Services Agreement between Registrant and PFPC,               31
                  Inc. (Boston Partners Market Neutral Fund -  Institutional and Investor Classes).

          (43)    Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.                      31
                  (Boston Partners Market Neutral Fund - Institutional and Investor Classes).

          (44)    Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. (n/i                 31
                  Small Cap Value Fund).

          (45)    Administration and Accounting Services Agreement between Registrant and PFPC,               31
                  Inc. (n/i Small Cap Value Fund).

          (46)    Co-Administration Agreement between Registrant and Bear Stearns Funds                       31
                  Management, Inc. (n/i Small Cap Value Fund).

          (47)    Administrative Services Agreement between Registrant and Provident                          31
                  Distributors, Inc. (n/i Small Cap Value Fund).

          (48)    Form of Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. (Boston      32
                  Partners Long-Short Equity Fund).

          (49)    Form of Administrative Services Agreement Supplement between Registrant and Provident       32
                  Distributors, Inc. (Boston Partners Long- Short Equity Fund- Institutional Shares).

          (50)    Form of Administration and Accounting Services Agreement between Registrant and PFPC,       32
                  Inc. (Boston Partners Long-Short Equity Fund).

          (51)    Transfer Agency Agreement Supplement between Registrant and PFPC, Inc. (Bogle Small Cap     34
                  Growth Fund).

          (52)    Administrative Services Agreement between Registrant and Provident Distributors, Inc.       34
                  (Bogle Small Cap Growth Fund).

          (53)    Non 12b-1 Shareholder Services Plan and Agreement for Bogle Small Cap Growth Investor       34
                  Shares.

          (54)    Agreement between E*TRADE Group, Inc.,                                                      36
                  Registrant and Registrant's principal underwriter.

          (55)    Fee Waiver Agreement for n/i Numeric Small Cap Growth Fund.                                 36

          (56)    Administration and Accounting Services Agreement between   Registrant and PFC, Inc.         36
                  (Bogle Investment Management Small Cap   Growth Fund).

          (57)    Solicitation Agreement between n/i Numeric Investors and   Shareholder Communications       36
                  Corporation

          (58)    Form of Administrative Services Assignment Agreement between Registrant and PFPC            37
                  Distributors, Inc.

     (i)  (1)     Opinion of Drinker Biddle & Reath LLP                                                       37

     (j)  (1)     Consent of Drinker Biddle & Reath LLP.                                                      37

          (2)     Consent of Independent Auditors.                                                            37

     (k)          None.

     (l)  (1)     Subscription Agreement (relating to Classes A through N).                                   2

          (2)     Subscription Agreement between Registrant and Planco Financial Services, Inc.,              7
                  relating to Classes O and P.

                                                                                                   SEE NOTE #
                                                                                                   ----------
          (3)   Subscription Agreement between Registrant and Planco Financial Services, Inc.,           7
                relating to Class Q.
          (4)   Subscription Agreement between Registrant and Counsellors Securities Inc.                9
                relating to Classes R, S, and Alpha 1 through Theta 4.
          (5)   Purchase Agreement between Registrant and Numeric Investors, L.P. relating to           17
                Class FF (n/i Micro Cap Fund).
          (6)   Purchase Agreement between Registrant and Numeric Investors, L.P. relating to           17
                Class GG (n/i Growth Fund).
          (7)   Purchase Agreement between Registrant and Numeric Investors, L.P. relating to           17
                Class HH (n/i Growth & Value Fund).
          (8)   Purchase Agreement between Registrant and Boston Partners Asset Management,             21
                L.P. relating to Classes QQ, RR and SS (Boston Partners Large Cap Value Fund).
          (9)   Purchase Agreement between Registrant and Boston Partners Asset Management,             22
                L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund).
          (10)  Purchase Agreement between Registrant and Boston Partners Asset Management              24
                L.P. relating to Classes VV and WW (Boston Partners Bond Fund).
          (11)  Purchase Agreement between Registrant and Numeric Investors, L.P. relating to           24
                Class XX (n/i Larger Cap Value Fund).
          (12)  Purchase Agreement between Registrant and Schneider Capital Management                  29
                Company relating to Class YY (Schneider Small Cap Value Fund).
          (13)  Purchase Agreement between Registrant and Boston Partners Asset Management,             29
           L.P. relating to Classes DDD and EEE (Boston Partners Micro Cap Value Fund).
          (14)  Purchase Agreement between Registrant and Boston Partners Asset Management              31
                relating to Classes III and JJJ (Boston Partners Market Neutral Fund).
          (15)  Purchase Agreement between Registrant and Provident Distributors, Inc.                  31
                relating to Class MMM (n/i Small Cap Value Fund).
          (16)  Form of Purchase Agreement between Registrant and Boston Partners Asset Management,     32
                L.P. relating to Classes KKK and LLL (Boston Partners Long-Short Equity Fund).
          (17)  Purchase Agreement between Registrant and Bogle Investment Management, L. P. (Bogle     34
                Small Cap Growth Fund)
     (m)   (1)  Plan of Distribution (Sansom Street Money Market).                                       3
           (2)  Plan of Distribution (Sansom Street Tax-Free Money Market).                              3
           (3)  Plan of Distribution (Sansom Street Government Obligations Money Market).                3
           (4)  Plan of Distribution (Cash Preservation Money).                                          3
           (5)  Plan of Distribution (Cash Preservation Tax-Free Money Market).                          3
           (6)  Plan of Distribution (Bedford Money Market).                                             3
           (7)  Plan of Distribution (Bedford Tax-Free Money Market).                                    3
           (8)  Plan of Distribution (Bedford Government Obligations Money Market).                      3
           (9)  Plan of Distribution (Income Opportunities High Yield).                                  7
          (10)  Amendment No. 1 to Plans of Distribution (Classes A through Q).                          8
          (11)  Plan of Distribution (Alpha (now known as Janney) Money Market).                         9
          (12)  Plan of Distribution (Alpha (now known as Janney) Tax-Free Money Market (now             9
                known as the Municipal Money Market)).

                                                                                                      SEE NOTE #
                                                                                                      ----------
          (13)  Plan of Distribution (Alpha (now known as Janney) Government Obligations                  9
                Money Market).
          (14)  Plan of Distribution (Alpha (now known as Janney) New York Municipal Money                9
                Market).
          (15)  Plan of Distribution (Beta Tax-Free Money Market).                                        9
          (16)  Plan of Distribution (Beta Government Obligations Money Market).                          9
          (17)  Plan of Distribution (Beta New York Money Market).                                        9
          (18)  Plan of Distribution (Gamma Tax-Free Money Market).                                       9
          (19)  Plan of Distribution (Gamma Government Obligations Money Market).                         9
          (20)  Plan of Distribution (Gamma New York Municipal Money Market).                             9
          (21)  Plan of Distribution (Delta Money Market).                                                9
          (22)  Plan of Distribution (Delta Tax-Free Money Market).                                       9
          (23)  Plan of Distribution (Delta Government Obligations Money Market).                         9
          (24)  Plan of Distribution (Delta New York Municipal Money Market).                             9
          (25)  Plan of Distribution (Epsilon Money Market).                                              9
          (26)  Plan of Distribution (Epsilon Tax-Free Money Market).                                     9
          (27)  Plan of Distribution (Epsilon Government Obligations Money Market).                       9
          (28)  Plan of Distribution (Epsilon New York Municipal Money Market).                           9
          (29)  Plan of Distribution (Zeta Money Market).                                                 9
          (30)  Plan of Distribution (Zeta Tax-Free Money Market).                                        9
          (31)  Plan of Distribution (Zeta Government Obligations Money Market).                          9
          (32)  Plan of Distribution (Zeta New York Municipal Money Market).                              9
          (33)  Plan of Distribution (Eta Money Market).                                                  9
          (34)  Plan of Distribution (Eta Tax-Free Money Market).                                         9
          (35)  Plan of Distribution (Eta Government Obligations Money Market).                           9
          (36)  Plan of Distribution (Eta New York Municipal Money Market).                               9
          (37)  Plan of Distribution (Theta Money Market).                                                9
          (38)  Plan of Distribution (Theta Tax-Free Money Market).                                       9
          (39)  Plan of Distribution (Theta Government Obligations Money Market).                         9
          (40)  Plan of Distribution (Theta New York Municipal Money Market).                             9
          (41)  Plan of Distribution (Boston Partners Large Cap Value Fund Investor Class).              21
          (42)  Plan of Distribution (Boston Partners Large Cap Value Fund Advisor Class).               21
          (43)  Plan of Distribution (Boston Partners Mid Cap Value Fund Investor Class).                21
          (44)  Plan of Distribution (Boston Partners Bond Fund Investor Class).                         24
          (45)  Plan of Distribution (Boston Partners Micro Cap Value Fund Investor Class).              25
          (46)  Amendment to Plans of Distribution pursuant to Rule 12b-1.                               31
          (47)  Plan of Distribution (Boston Partners Market Neutral Fund - Investor Class).             30
          (48)  Plan of Distribution (Principal Money Market).                                           29
          (49)  Form of Plan of Distribution (Boston Partners Long-Short Equity Fund- Investor Class).   32
     (n)  Not applicable.
     (o)  Amended 18f-3 Plan.                                                                            33
     (p)  (1)  Code of Ethics of the Registrant.                                                         37
          (2)  Code of Ethics of Boston Partners Asset Management, L. P.                                 37
          (3)  Code of Ethics of Numeric Investors, L. P.                                                37

                                                                                                     SEE NOTE #
                                                                                                     ----------
          (4)  Code of Ethics of Schneider Capital Management Company.                                   37
          (5)  Code of Ethics of Bogle Investment Management, L. P.                                      37
          (6)  Code of Ethics of PFPC Distributors, Inc.                                                 37


     NOTE #
     ------

1 Incorporated herein by reference to Registrant's Registration Statement (N0. 33-20827) filed March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.


2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

4 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

6 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

7 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

9 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

10 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

11 Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

12 Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

13 Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

14 Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

15 Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

16 Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

17 Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

18 Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

19 Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

20 Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

21 Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

22 Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

23 Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

24 Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

25 Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.

26 Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (33-20827) filed on June 25, 1998.

27 Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement (33-20827) filed on August 25, 1998.

28 Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement (33-20827) filed on September 15, 1998.

29 Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (33-20827) filed on October 29, 1998.

30 Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (33-20827) filed on November 12, 1998.

31 Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (33-20827) filed on December 14, 1998.

32 Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (33-20827) filed on May 19, 1999.

33 Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant's Registration Statement (33-20827) filed on July 2, 1999.

34 Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

35 Incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

36. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (33-20827) filed on December 1, 1999.

37.  A copy of such exhibit is filed electronically herewith.

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                 None.

Item 25.    INDEMNIFICATION

            Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits
     (a)(1) and (a)(3), provide as follows:

            Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

            Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

            Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Item 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


     Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of BIMC who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.

           Name                   Position with BIMC            Other Business            Type of Business
           ----                   ------------------              Connections             ----------------
                                                                  -----------
   Robert Peter Connolly      Managing Director, General   NEF Corporation, Boston,     Broker/Dealer & Transfer
                                 Counsel & Secretary                MA                          Agent

     Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Numeric Investors, L. P. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.

           Name                 Position with Numeric            Other Business          Type of Business
           ----                   Investors, L. P.                Connections            ----------------
                                  ----------------                -----------
  Langdon Blecker Wheeler       President, Treasurer,           Langdon Wheeler &        General Partner
                                 Secretary & Manager          Associates, Inc., One
                                                            Memorial Drive, Cambridge,
                                                                        MA

     Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Bogle Investment Management, L. P. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature

       Name                      Position with Bogle          Other Business               Type of Business
       ----                   Investment Management, .          Connections                ----------------
                                       L.P.                     -----------
                                       ----
   John Bogle, Jr.                   President             Managing Director, Numeric      Investment Management
                                                                 Investors, L. P.

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National
Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                        PNC Bank, National Association
                                   Directors

Position with           Name                       Other Business Connections                 Type of Business
 PNC Bank               ----                       --------------------------                 ----------------
 --------
Director          Paul W. Chellgren           Chairman and Chief Executive Officer        Energy Company
                                              Ashland Inc.
                                              P.O. 391
                                              Covington, KY 41012-0391

Director          Robert N. Clay              President and Chief Executive Officer       Investments
                                              Clay Holding Company
                                              Three Chimneys Farm

                                              P. O. Box 114
                                              Midway. KY 40347

Director          George A. Davidson, Jr.     Chairman and Chief Executive Officer        Public Utility Holding Company
                                              Dominion Resources, Inc.
                                              CNG Tower, 625 Liberty Avenue
                                              Pittsburgh, PA 15222-3199

Director          David F. Girard-diCarlo     Managing Partner                            Law Firm
                                              Blank Rome Comisky & McCauley LLP
                                              One Logan Square
                                              Philadelphia, PA 19103-6998

Position with              Name                     Other Business Connections                 Type of Business
PNC Bank                   ----                     --------------------------                 ----------------
--------
Director          Walter E. Gregg, Jr.        Vice Chairman                               Diversified Financial Services
                                              The PNC Financial Services
                                              Group, Inc.
                                              One PNC Plaza
                                              249 Fifth Street
                                              Pittsburgh, PA 15222-2707

Director          William R. Johnson          President and Chief Executive Officer       Food Products Company
                                              H.J. Heinz Company
                                              600 Grant Street
                                              Pittsburgh, PA 15219-2857

Director          Bruce C. Lindsay            Chairman and Managing Director              Advisory Company
                                              Brind-Lindsay & Co., Inc.
                                              1926 Arch Street
                                              Philadelphia, PA 19103-1444

Director          W. Craig McClelland         Retired Chairman and Chief Executive        Paper Manufacturing and Land
                                              Officer                                     Resources
                                              Union Camp Corporation
                                              50 Tice Boulevard
                                              Woodcliff Lake, NJ 07675

Director          Thomas H. O'Brien           Chairman                                    Diversified Financial Services
                                              The PNC Financial Services
                                              Group, Inc.
                                              One PNC Plaza
                                              249 Fifth Avenue
                                              Pittsburgh, PA 15222-2707

Director          Jane G. Pepper              President                                   Nonprofit Horticultural
                                              Pennsylvania Horticultural Society          Membership Organization
                                              100 N. 20/th/ Street -5/th/ Floor
                                              Philadelphia, PA 19103-1495

Director          Jackson H. Randolph         Chairman                                    Public Utility Holding Company
                                              Cinergy Corp.
                                              221 East Fourth Street, Suite 3004
                                              Cincinnati, OH 45202

Director          James E. Rohr               President & Chief Executive Officer         Diversified Financial Services
                                              The PNC Financial Services Group, Inc.
                                              One PNC Plaza
                                              249 Fifth Street
                                              Pittsburgh PA 15222-2707

Director          Roderic H. Ross             Vice Chairman and Chief Executive Officer   Insurance Company
                                              Keystone State Life Insurance Co.
                                              Suite 325
                                              501 Office Center Drive
                                              Fort Washington, PA 19034-3299

Position with            Name                     Other Business Connections                 Type of Business
PNC Bank                 ----                     --------------------------                 ----------------
--------
Director          Richard P. Simmons          Chairman                                    Specialty Metals and
                                              Allegheny Technologies Incorporated         Diversified Business
                                              1000 Six PPG Place
                                              Pittsburgh, PA 15222-5479

Director          Thomas J. Usher             Chairman and Chief Executive Officer        Energy, Steel and Diversified
                                              USX Corporation                             Business
                                              61/st/ Floor
                                              600 Grant Street
                                              Pittsburgh, PA 15219-4776

Director          Milton A. Washington        President and Chief Executive Officer       Housing Rehabilitation and
                                              AHRCO                                       Construction
                                              5604 Baum Boulevard
                                              Pittsburgh, PA 15206

Advisory          Helge H. Wehmeier           President and Chief Executive Officer       Specialty Chemicals,
Director                                      Bayer Corporation                           Pharmaceuticals, Imaging and
                                              100 Bayer Road, Building 4                  Graphics Systems
                                              Pittsburgh, PA 15205-9741


                PNC Bank Corp. / PNC Bank, National Association
                                   Officers

                   Name                                        Position                               Address
  Thomas H. O'Brien                          Chairman                                       P1-POPP-30-1
                                                                                            One PNC Plaza
                                                                                            249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  James E. Rohr                              President and Chief Executive Officer          P1-POPP-30-1
                                                                                            One PNC Plaza
                                                                                            249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Walter E. Gregg, Jr.                       Vice Chairman                                  P1-POPP-30-1

                                                                                            One PNC Plaza
                                                                                            249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Ralph S. Michael, III                      Executive Vice President, Corporate Banking    One PNC Plaza P1-POPP-30-1
                                                                                            249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Bruce E. Robbins                           Executive Vice President, Secured Finance      One PNC Plaza P1-POPP-30-1
                                                                                            249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

                Name                                                    Position            Address
  Joseph C. Guyaux                           Executive Vice President, Regional Community   One PNC Plaza P1-POPP-29-1
                                             Bank                                           249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Thomas K. Whitford                         Executive Vice President, PNC Advisors         One PNC Plaza P1-POPP-29-1
                                                                                            249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Robert L. Haunschild                       Senior Vive President and Chief Financial      One PNC Plaza P1-POPP-30-1
                                             Officer                                        249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Thomas E. Paisley, III                     Senior Vice President, Corporate Credit        One PNC Plaza P1-POPP-30-1
                                             Policy                                         249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Helen P. Pudlin                            Senior Vice President and General Counsel      One PNC Plaza P1-POPP-21-1
                                                                                            249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Samuel R. Patterson                        Controller                                     One PNC Plaza P1-POPP-30-1
                                                                                            249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Denise Thorne Johnson                      Senior Vice President and                      One PNC Plaza P1-POPP-30-1
                                             Chief Marketing Officer                        249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Randall C. King                            Senior Vice President and Treasurer            One PNC Plaza P1-POPP-10-A
                                                                                            249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Thomas Kunz                                Senior Vice President-                         One PNC Plaza P1-POPP-10-C
                                             Director of e-commerce                         249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  William E. Rosner                          Senior Vice President-                         One PNC Plaza P1-POPP-30-1
                                             Corp Human Resources                           249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707

  Timothy G. Shack                           Executive Vice-President                       One PNC Plaza P1-POPP-29-1
                                             and Chief Information Officer                  249 Fifth Avenue
                                                                                            Pittsburgh, PA 15222-2707



Item 27.  PRINCIPAL UNDERWRITER

(a) PDI currently acts as principal underwriter for, in addition to the Registrant, the following investment companies:

               International Dollar Reserve Fund I, Ltd.
               Provident Institutional Funds Trust
               Columbia Common Stock Fund, Inc.
               Columbia Growth Fund, Inc.
               Columbia International Stock Fund, Inc.
               Columbia Special Fund, Inc.
               Columbia Small Cap Fund, Inc.
               Columbia Real Estate Equity Fund, Inc.
               Columbia Balanced Fund, Inc.

               Columbia Daily Income Company
               Columbia U.S. Government Securities Fund, Inc.
               Columbia Fixed Income Securities Fund, Inc.
               Columbia Municipal Bond Fund, Inc.
               Columbia High Yield Fund, Inc.
               Columbia National Municipal Bond Fund, Inc.
               GAMNA Series Funds, Inc.
               WT Investment Trust
               Kalmar Pooled Investment Trust
               The RBB Fund, Inc.
               Robertson Stephens Investment Trust
               HT Insight Funds Trust
               Hilliard-Lyons Government Fund, Inc.
               Hilliard-Lyons Growth Fund, Inc.
               Hilliard-Lyons Research Trust

               The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

               Northern Funds Trust (Distributed by Northern Funds Distributors, LLC a wholly owned subsidiary of Provident Distributors, Inc.)

               The OffitBank Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

               The OffitBank Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

          (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 8-46564) filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS


     (1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153 (records relating to its functions as sub-adviser and custodian).

     (2) Provident Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406 (records relating to its functions as distributor).

     (3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

     (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

     (5) Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

     (6) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

     (7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

     (8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

     (9) Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 (records relating to its functions as custodian).

     (10) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser)


Item 29.  MANAGEMENT SERVICES

               None.

Item 30.  UNDERTAKINGS

          (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

          (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 71 to Registrant's Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Registrant has duly caused this Post-Effective Amendment No. 71 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 29th day of December, 2000.

                         THE RBB FUND, INC.


                         By: /s/ Edward J. Roach
                             ---------------------
                             Edward J. Roach
                             President and Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               SIGNATURE                                TITLE                              DATE
               ---------                                -----                              ----
     /s/  Edward J. Roach                     President (Principal Executive          December 29, 2000
     ------------------------               Officer) and Treasurer (Principal
     Edward J. Roach                        Financial and Accounting Officer)

     *Donald van Roden                                   Director                     December 29, 2000
     ------------------------
     Donald van Roden
     *Francis J. McKay                                   Director                     December 29, 2000
     ------------------------
     Francis J. McKay
     *Marvin E. Sternberg                                Director                     December 29, 2000
     ------------------------
     Marvin E. Sternberg
     *Julian A. Brodsky                                  Director                     December 29, 2000
     ------------------------
     Julian A. Brodsky
     *Arnold M. Reichman                                 Director                     December 29, 2000
     ------------------------
     Arnold M. Reichman
     *Robert Sablowsky                                   Director                     December 29, 2000
     ------------------------
     Robert Sablowsky

     *By: /s/ Edward J. Roach                                                         December 29, 2000
         ----------------------
         Edward J. Roach
         Attorney-in-Fact

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Edward J. Roach, hereby constitutes and appoints Michael P. Malloy, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as an officer of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.



DATED: November 9, 2000


    /s/ Edward J. Roach
    -----------------------
    Edward J. Roach

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED: November 9, 2000


    /s/ Donald van Roden
    -----------------------
    Donald van Roden

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED: November 9, 2000



    /s/ Marvin E. Sternberg
    ------------------------
      Marvin E. Sternberg

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED: November 9, 2000


    /s/ Arnold Reichman
    ----------------------
    Arnold Reichman

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED: November 9, 2000


    /s/ Francis J. McKay
    ----------------------
    Francis J. McKay

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED: November 9, 2000


    /s/ Julian Brodsky
    --------------------
    Julian Brodsky

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


         Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED: November 9, 2000


    /s/ Robert Sablowsky
    ----------------------
    Robert Sablowsky

                              THE RBB FUND, INC.

                                 EXHIBIT INDEX
                                 -------------

     Exhibits
     --------

     (a)  (27) Articles of Amendment to Charter of the Registrant.
          (28) Articles of Amendment to Charter of the Registrant.
          (29) Articles Supplementary of Registrant.
          (30) Form of Articles of Amendment to Charter of the Registrant.

     (b)  (1) By-Laws, as amended.

     (d) (26) Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors, L. P. for the n/i numeric investors Growth Fund.
     (d) (27) Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors, L. P. for the n/i numeric investors Mid Cap Fund.
     (d) (28) Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and Numeric Investors, L. P. for the n/i numeric investors Small Cap Value Fund.

     (e) (3) Form of Distribution Agreement between Registrant and PFPC Distributors, Inc.

     (h) (58) Form of Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc.

     (i)  (1)  Opinion of Drinker Biddle & Reath LLP.

     (j)  (1)  Consent of Drinker Biddle & Reath LLP.
          (2)  Consent of PricewaterhouseCoopers LLP.

     (p)  (1)  Code of Ethics of the Registrant.
          (2)  Code of Ethics of Boston Partners Asset Management, L. P.
          (3)  Code of Ethics of Numeric Investors, L. P.
          (4)  Code of Ethics of Schneider Capital Management Company.
          (5)  Code of Ethics of Bogle Investment Management, L. P.
          (6)  Code of Ethics of PFPC Distributors, Inc.